UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Income Fund Semi-Annual Report June 30, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Fidelity Advisor® Strategic Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Fidelity® Emerging Markets Debt Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor® Strategic Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of June 30, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	15.8
Japan Government	2.3
German Federal Republic	2.1
Ginnie Mae guaranteed REMIC pass-thru certificates	1.9
Ally Financial, Inc.	1.8
23.9

Top Five Market Sectors as of June 30, 2019

% of fund's net assets
Financials	11.8
Energy	9.2
Communication Services	7.5
Consumer Discretionary	5.4
Information Technology	4.7

Quality Diversification (% of fund's net assets)

As of June 30, 2019
U.S. Government and U.S. Government Agency Obligations*	19.5%
AAA,AA,A	10.8%
BBB	6.7%
BB	20.3%
B	20.3%
CCC,CC,C	6.1%
D	0.4%
Not Rated	3.2%
Equities	5.7%
Short-Term Investments and Net Other Assets	7.2%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2019*,**,***
Preferred Securities	5.3%
Corporate Bonds	34.4%
U.S. Government and U.S. Government Agency Obligations†	19.5%
Foreign Government & Government Agency Obligations	17.3%
Bank Loan Obligations	10.3%
Stocks	4.6%
Other Investments	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	7.2%

 * Foreign investments - 33.5%

 ** Futures and Swaps - 4.4%

 *** Written options - (1.1)%

 † Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Fidelity Advisor® Strategic Income Fund

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 28.1%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7.25% 4/30/27 (b)		$1,223	$306
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Denbury Resources, Inc. 6.375% 12/31/24 (b)		24,702	15,940

TOTAL CONVERTIBLE BONDS			16,246

Nonconvertible Bonds - 28.0%
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 1.5%
AT&T, Inc. 3.15% 9/4/36	EUR	23,300	29,956
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		6,510	6,722
Citizens Communications Co.:
7.875% 1/15/27		7,400	4,089
9% 8/15/31		7,200	4,086
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (b)		3,825	3,815
Frontier Communications Corp. 8.5% 4/1/26 (b)		18,610	18,052
GCI, Inc. 6.875% 4/15/25		8,000	8,340
Sable International Finance Ltd.:
5.75% 9/7/27 (b)		9,165	9,228
6.875% 8/1/22 (b)		7,804	8,097
SFR Group SA:
7.375% 5/1/26 (b)		62,475	64,037
8.125% 2/1/27 (b)		4,495	4,720
Sprint Capital Corp.:
6.875% 11/15/28		17,187	17,789
8.75% 3/15/32		23,773	27,517
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		15,000	15,225
U.S. West Communications:
6.875% 9/15/33		4,080	4,073
7.25% 9/15/25		955	1,063
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		8,745	8,988
Virgin Media Finance PLC 4.875% 2/15/22		10,085	10,132
			245,929
Entertainment - 0.6%
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)		2,640	2,706
Livent, Inc. 9.375% 10/15/04 (c)(d)		300	0
Netflix, Inc.:
4.375% 11/15/26		7,840	7,962
5.375% 11/15/29 (b)		6,760	7,180
5.75% 3/1/24		7,090	7,675
5.875% 2/15/25		19,110	21,069
5.875% 11/15/28		38,210	42,303
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)(e)		19,050	9,906
			98,801
Interactive Media & Services - 0.0%
Entercom Media Corp. 6.5% 5/1/27 (b)		3,865	4,020
Media - 2.4%
Block Communications, Inc. 6.875% 2/15/25 (b)		5,740	5,984
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (b)		54,720	55,880
5.125% 2/15/23		18,635	18,929
5.125% 5/1/23 (b)		10,230	10,444
5.125% 5/1/27 (b)		42,005	43,490
5.375% 5/1/25 (b)		10,230	10,575
5.375% 6/1/29 (b)		10,960	11,316
5.5% 5/1/26 (b)		12,355	12,930
5.75% 9/1/23		4,645	4,748
5.75% 1/15/24		8,170	8,353
5.75% 2/15/26 (b)		13,895	14,572
5.875% 5/1/27 (b)		10,315	10,882
CSC Holdings LLC:
5.125% 12/15/21 (b)		11,900	11,900
5.375% 2/1/28 (b)		13,855	14,392
5.5% 5/15/26 (b)		31,192	32,711
6.5% 2/1/29 (b)		15,380	16,783
7.5% 4/1/28 (b)		8,475	9,304
Getty Images, Inc. 9.75% 3/1/27 (b)		12,745	13,127
iHeartCommunications, Inc.:
6.375% 5/1/26		443	471
8.375% 5/1/27		804	842
11.25% 3/1/21 (c)(d)		7,710	0
Liberty Media Corp.:
8.25% 2/1/30		4,695	4,683
8.5% 7/15/29		6,265	6,359
Nexstar Escrow, Inc. 5.625% 7/15/27(b)(f)		7,650	7,841
Quebecor Media, Inc. 5.75% 1/15/23		14,205	15,199
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		4,550	4,596
5% 8/1/27 (b)		8,740	8,892
5.375% 4/15/25 (b)		8,845	9,121
5.375% 7/15/26 (b)		7,940	8,228
Videotron Ltd. 5.125% 4/15/27 (b)		7,325	7,645
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		825	834
6% 1/15/27 (b)		7,930	7,950
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		15,855	16,128
			405,109
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA:
5.5% 8/1/23		9,170	8,368
8.5% 10/15/24 (b)		15,935	15,776
9.75% 7/15/25 (b)		15,245	15,550
Sprint Corp. 7.625% 3/1/26		11,290	12,035
			51,729
TOTAL COMMUNICATION SERVICES			805,588
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.2%
Allison Transmission, Inc.:
5% 10/1/24 (b)		7,960	8,119
5.875% 6/1/29 (b)		4,830	5,084
Delphi Technologies PLC 5% 10/1/25 (b)		7,945	7,091
Exide Technologies:
10.75% 10/31/21 pay-in-kind (b)(d)(e)		600	582
11% 10/31/24 pay-in-kind (b)(d)		1,500	1,155
11% 10/31/24 pay-in-kind (b)(d)		608	365
Tenneco, Inc. 5% 7/15/26		5,815	4,623
			27,019
Distributors - 0.0%
LKQ Corp. 4.75% 5/15/23		2,025	2,045
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 8.25% 5/1/25 (b)		1,685	1,841
Service Corp. International 5.125% 6/1/29		3,420	3,600
			5,441
Hotels, Restaurants & Leisure - 1.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (b)		39,105	39,410
Boyd Gaming Corp.:
6% 8/15/26		3,845	4,042
6.375% 4/1/26		2,425	2,565
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		4,130	4,285
Choice Hotels International, Inc. 5.75% 7/1/22		2,690	2,892
Churchill Downs, Inc. 4.75% 1/15/28 (b)		5,405	5,431
Eldorado Resorts, Inc.:
6% 4/1/25		1,295	1,361
6% 9/15/26		4,775	5,217
FelCor Lodging LP 6% 6/1/25		7,895	8,319
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		14,400	14,832
8.75% 10/1/25 (b)		14,520	15,246
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30 (b)		11,025	11,374
5.125% 5/1/26		10,820	11,293
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		11,100	11,364
4.875% 4/1/27		5,210	5,384
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)		1,815	1,938
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		5,590	5,730
5% 6/1/24 (b)		6,145	6,345
5.25% 6/1/26 (b)		6,145	6,445
LHMC Finco SARL 7.875% 12/20/23 (b)		7,190	7,603
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		5,255	5,367
Marriott Ownership Resorts, Inc. 6.5% 9/15/26		5,580	5,985
MCE Finance Ltd.:
4.875% 6/6/25 (b)		17,840	17,700
5.25% 4/26/26 (b)		7,345	7,336
Merlin Entertainments PLC 5.75% 6/15/26 (b)		7,215	7,594
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		4,740	5,107
MGM Mirage, Inc.:
4.625% 9/1/26		5,545	5,573
5.75% 6/15/25		15,170	16,367
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		1,475	1,457
Silversea Cruises 7.25% 2/1/25 (b)		3,090	3,321
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)		4,070	4,131
5.5% 4/15/27 (b)		2,160	2,246
Stars Group Holdings BV 7% 7/15/26 (b)		9,450	9,993
Station Casinos LLC 5% 10/1/25 (b)		7,275	7,293
Studio City Co. Ltd. 7.25% 11/30/21 (b)		9,270	9,583
Viking Cruises Ltd. 5.875% 9/15/27 (b)		3,395	3,437
Voc Escrow Ltd. 5% 2/15/28 (b)		6,285	6,371
			289,937
Household Durables - 0.3%
Lennar Corp. 4.75% 11/29/27		7,175	7,552
LGI Homes, Inc. 6.875% 7/15/26 (b)		7,205	7,367
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		6,160	6,468
Toll Brothers Finance Corp.:
4.375% 4/15/23		4,998	5,167
5.625% 1/15/24		2,345	2,518
TRI Pointe Homes, Inc. 5.875% 6/15/24		11,770	12,149
William Lyon Homes, Inc.:
5.875% 1/31/25		4,625	4,567
6% 9/1/23		4,385	4,451
			50,239
Internet & Direct Marketing Retail - 0.3%
Netflix, Inc. 4.875% 4/15/28		16,980	17,435
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		19,125	19,460
6% 4/1/23		8,385	8,574
6.375% 5/15/25		1,440	1,469
			46,938
Specialty Retail - 0.0%
IAA Spinco, Inc. 5.5% 6/15/27 (b)		2,830	2,943
Penske Automotive Group, Inc. 5.5% 5/15/26		5,975	6,229
			9,172
TOTAL CONSUMER DISCRETIONARY			430,791
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.1%
ESAL GmbH 6.25% 2/5/23 (b)		25,300	25,806
Food Products - 1.1%
B&G Foods, Inc. 4.625% 6/1/21		9,715	9,727
CF Industries Holdings, Inc.:
4.95% 6/1/43		7,270	6,507
5.15% 3/15/34		7,265	7,083
5.375% 3/15/44		7,275	6,822
JBS Investments GmbH 7.25% 4/3/24 (b)		27,930	28,989
JBS Investments II GmbH 7% 1/15/26 (b)		6,745	7,305
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		17,240	17,930
5.875% 7/15/24 (b)		7,350	7,561
6.75% 2/15/28 (b)		10,725	11,650
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (b)		17,835	19,373
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		5,230	5,420
4.875% 11/1/26 (b)		5,285	5,496
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		12,675	12,865
Post Holdings, Inc.:
5% 8/15/26 (b)		12,030	12,195
5.5% 3/1/25 (b)		6,385	6,593
5.5% 12/15/29 (b)		9,145	9,168
5.75% 3/1/27 (b)		4,885	5,044
			179,728
Household Products - 0.1%
Energizer Holdings, Inc. 7.75% 1/15/27 (b)		9,260	10,022
Personal Products - 0.0%
First Quality Finance Co., Inc. 5% 7/1/25 (b)		2,840	2,861
TOTAL CONSUMER STAPLES			218,417
ENERGY - 4.8%
Energy Equipment & Services - 0.5%
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (b)		7,195	7,060
Exterran Energy Solutions LP 8.125% 5/1/25		3,270	3,323
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		6,090	6,166
Forum Energy Technologies, Inc. 6.25% 10/1/21		10,950	9,910
Jonah Energy LLC 7.25% 10/15/25 (b)		10,845	5,178
Nabors Industries, Inc. 5.75% 2/1/25		10,265	9,097
NuStar Logistics LP 6% 6/1/26		7,285	7,540
SESI LLC 7.75% 9/15/24		4,340	2,788
Summit Midstream Holdings LLC 5.75% 4/15/25		5,285	4,624
Transocean, Inc.:
7.25% 11/1/25 (b)		7,140	6,765
7.5% 1/15/26 (b)		7,620	7,258
9% 7/15/23 (b)		15,685	16,705
			86,414
Oil, Gas & Consumable Fuels - 4.3%
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		12,505	11,880
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24		3,090	3,071
5.75% 1/15/28 (b)		11,010	10,900
Antero Resources Corp.:
5.125% 12/1/22		570	547
5.625% 6/1/23 (Reg. S)		7,956	7,687
Antero Resources Finance Corp. 5.375% 11/1/21		3,965	3,915
Callon Petroleum Co. 6.125% 10/1/24		2,855	2,884
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		5,395	5,206
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		7,485	8,131
5.875% 3/31/25		4,590	5,112
7% 6/30/24		9,150	10,523
Cheniere Energy Partners LP 5.625% 10/1/26 (b)		9,465	9,986
Chesapeake Energy Corp.:
8% 1/15/25		4,740	4,373
8% 6/15/27		2,790	2,440
Citgo Holding, Inc. 10.75% 2/15/20 (b)		19,183	19,854
CNX Midstream Partners LP 6.5% 3/15/26 (b)		3,935	3,738
Comstock Escrow Corp. 9.75% 8/15/26		35,760	27,446
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (b)(e)(g)		1,820	1,819
6.5% 5/15/26 (b)		7,215	7,161
6.875% 6/15/25 (b)		3,640	3,728
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		11,025	10,997
5.75% 4/1/25		5,550	5,619
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		18,040	18,392
DCP Midstream LLC 5.85% 5/21/43 (b)(e)		10,780	10,106
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		26,375	21,891
9% 5/15/21 (b)		27,890	27,472
9.25% 3/31/22 (b)		4,210	3,947
Diamondback Energy, Inc.:
4.75% 11/1/24		6,530	6,701
5.375% 5/31/25		3,090	3,245
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		5,820	6,031
5.75% 1/30/28 (b)		10,149	10,682
Energy Transfer Equity LP 5.5% 6/1/27		12,065	12,534
EnLink Midstream Partners LP:
4.15% 6/1/25		5,990	5,870
4.4% 4/1/24		5,980	6,047
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		55,595	49,619
8% 11/29/24 (b)		9,340	6,351
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)		4,315	3,689
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		5,405	5,216
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,980	2,000
7% 6/15/23		8,125	8,227
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		9,140	9,403
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		7,550	7,512
5.75% 10/1/25 (b)		8,135	8,155
6.25% 11/1/28 (b)		7,130	7,175
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)		4,995	5,195
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		13,168	11,818
MEG Energy Corp. 7% 3/31/24 (b)		705	670
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		3,665	3,812
Newfield Exploration Co. 5.375% 1/1/26		6,813	7,465
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		7,455	7,380
7.5% 4/15/26 (b)		7,355	7,668
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		1,800	1,854
4.875% 8/15/27 (b)		1,800	1,906
Nine Energy Service, Inc. 8.75% 11/1/23 (b)		3,620	3,530
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		4,560	4,628
5.625% 10/15/27 (b)		3,480	3,637
6.25% 6/1/24 (b)		5,070	5,273
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		20,663	21,438
7.25% 6/15/25		13,580	14,225
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,110	6,301
PDC Energy, Inc. 6.125% 9/15/24		2,480	2,480
QEP Resources, Inc. 5.25% 5/1/23		11,035	10,621
Range Resources Corp. 5% 3/15/23		16,915	15,921
Sabine Pass Liquefaction LLC 5% 3/15/27		5,950	6,521
Sanchez Energy Corp.:
6.125% 1/15/23		19,995	900
7.25% 2/15/23 (b)		14,310	10,840
SemGroup Corp.:
6.375% 3/15/25		3,700	3,589
7.25% 3/15/26		6,750	6,581
SM Energy Co.:
5.625% 6/1/25		3,965	3,608
6.625% 1/15/27		5,635	5,212
6.75% 9/15/26		3,175	2,977
Southern Star Central Corp. 5.125% 7/15/22 (b)		4,930	4,967
Southwestern Energy Co.:
4.1% 3/15/22		10,780	10,484
7.5% 4/1/26		5,460	5,173
7.75% 10/1/27		4,900	4,692
SRC Energy, Inc. 6.25% 12/1/25		4,370	3,977
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		5,390	5,505
5.5% 2/15/26		6,865	7,148
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28		7,200	7,218
5.125% 2/1/25		1,885	1,946
5.375% 2/1/27		1,885	1,951
5.875% 4/15/26		10,820	11,469
6.5% 7/15/27 (b)		3,820	4,164
6.875% 1/15/29 (b)		6,760	7,487
Teine Energy Ltd. 6.875% 9/30/22 (b)		8,820	8,974
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	3,452
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		3,185	3,336
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind		6,357	2,416
Unit Corp. 6.625% 5/15/21		1,660	1,494
W&T Offshore, Inc. 9.75% 11/1/23 (b)		24,200	23,172
Whiting Petroleum Corp. 6.625% 1/15/26		4,965	4,788
WPX Energy, Inc.:
5.25% 9/15/24		6,080	6,217
5.75% 6/1/26		5,410	5,620
6% 1/15/22		12,461	12,913
			731,895
TOTAL ENERGY			818,309
FINANCIALS - 5.1%
Banks - 0.5%
Danske Bank A/S 2.5% 6/21/29 (Reg. S) (e)	EUR	26,975	31,893
HBOS PLC 4.5% 3/18/30 (e)	EUR	16,290	21,033
UniCredit SpA:
3 month EURIBOR + 2.750% 2.44% 5/3/25 (e)(g)	EUR	7,300	8,196
6.95% 10/31/22 (Reg. S)	EUR	21,704	28,856
			89,978
Capital Markets - 0.2%
AssuredPartners, Inc. 7% 8/15/25 (b)		2,930	2,912
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		15,325	16,283
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		1,985	2,040
5.375% 3/15/27		1,700	1,789
MSCI, Inc.:
5.25% 11/15/24 (b)		5,165	5,333
5.75% 8/15/25 (b)		5,060	5,313
			33,670
Consumer Finance - 2.9%
Ally Financial, Inc.:
4.125% 2/13/22		15,375	15,759
4.625% 3/30/25		12,530	13,219
5.125% 9/30/24		39,666	42,839
8% 11/1/31		155,842	205,978
8% 11/1/31		16,761	21,957
Intelsat Connect Finance SA 9.5% 2/15/23 (b)		11,010	9,744
Navient Corp.:
5.5% 1/25/23		29,395	30,203
5.875% 10/25/24		20,960	21,196
6.125% 3/25/24		10,325	10,583
6.5% 6/15/22		5,655	6,023
7.25% 1/25/22		22,745	24,536
7.25% 9/25/23		3,440	3,672
Springleaf Financial Corp.:
6.625% 1/15/28		4,415	4,636
6.875% 3/15/25		30,605	33,512
7.125% 3/15/26		41,215	44,698
			488,555
Diversified Financial Services - 1.0%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (b)		2,050	2,172
5.25% 5/15/24 (b)		11,080	11,838
5.5% 1/15/23 (b)		3,275	3,491
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		2,775	2,670
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.875% 5/1/24 (b)		14,695	15,117
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		4,800	4,596
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25% 5/15/26 (b)		14,625	14,790
6.375% 12/15/25		32,405	33,079
6.75% 2/1/24		6,490	6,741
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		4,875	5,107
James Hardie International Finance Ltd.:
4.75% 1/15/25 (b)		5,220	5,324
5% 1/15/28 (b)		5,270	5,244
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		2,670	2,756
5.25% 8/15/22 (b)		5,645	5,960
5.5% 2/15/24 (b)		490	528
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		21,015	22,722
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)		6,567	6,748
Valvoline, Inc. 5.5% 7/15/24		2,920	3,019
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)		6,205	5,685
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	14,800	18,587
			176,174
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)		10,530	9,503
8.125% 2/15/24 (b)		5,335	5,508
AmWINS Group, Inc. 7.75% 7/1/26 (b)		3,600	3,726
Centene Escrow Corp. 5.375% 6/1/26 (b)		18,035	18,959
HUB International Ltd. 7% 5/1/26 (b)		6,980	7,076
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		7,305	7,232
			52,004
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25		6,855	6,924
Thrifts & Mortgage Finance - 0.1%
Nationwide Building Society 2% 7/25/29 (Reg. S) (e)	EUR	9,855	11,222
TOTAL FINANCIALS			858,527
HEALTH CARE - 3.1%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc.:
4.375% 10/15/25 (b)		3,700	3,751
4.625% 2/1/28 (b)		2,505	2,543
Teleflex, Inc. 4.625% 11/15/27		2,930	3,004
			9,298
Health Care Providers & Services - 2.2%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (b)		14,675	14,858
Becton Dickinson Euro Finance SARL 1.208% 6/4/26	EUR	17,200	19,926
Community Health Systems, Inc.:
8% 3/15/26 (b)		18,460	17,741
8.125% 6/30/24 (b)		41,342	30,903
8.625% 1/15/24 (b)		28,810	28,900
9.875% 6/30/23 (b)		21,652	17,611
Encompass Health Corp. 5.75% 11/1/24		15,790	16,079
HCA Holdings, Inc.:
4.75% 5/1/23		11,330	12,076
5.25% 4/15/25		25,000	27,699
5.25% 6/15/26		9,875	10,930
5.375% 2/1/25		14,275	15,408
5.375% 9/1/26		7,690	8,265
5.625% 9/1/28		18,590	19,960
5.875% 3/15/22		10,760	11,760
5.875% 5/1/23		11,900	12,940
5.875% 2/15/26		17,697	19,555
5.875% 2/1/29		21,185	23,224
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		4,280	4,013
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(e)		12,155	10,727
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		6,300	6,465
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		4,550	4,618
Tenet Healthcare Corp.:
4.625% 7/15/24		3,640	3,686
5.125% 5/1/25		3,640	3,658
6.25% 2/1/27 (b)		11,115	11,448
Vizient, Inc. 6.25% 5/15/27 (b)		1,690	1,785
Wellcare Health Plans, Inc.:
5.25% 4/1/25		5,705	5,947
5.375% 8/15/26 (b)		4,655	4,934
West Street Merger Sub, Inc. 6.375% 9/1/25 (b)		3,635	3,362
			368,478
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (b)		7,290	7,527
Pharmaceuticals - 0.9%
Catalent Pharma Solutions:
4.875% 1/15/26 (b)		2,365	2,400
5% 7/15/27 (b)		2,295	2,335
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (b)		2,805	2,931
NVA Holdings, Inc. 6.875% 4/1/26 (b)		3,860	4,034
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		53,605	55,883
5.75% 8/15/27 (b)		1,925	2,023
5.875% 5/15/23 (b)		775	784
6.5% 3/15/22 (b)		7,395	7,663
7% 3/15/24 (b)		11,095	11,790
7% 1/15/28 (b)		14,595	15,124
7.25% 5/30/29 (b)		7,295	7,587
8.5% 1/31/27 (b)		13,035	14,332
9% 12/15/25 (b)		19,000	21,229
			148,115
TOTAL HEALTH CARE			533,418
INDUSTRIALS - 1.9%
Aerospace & Defense - 1.0%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		2,610	2,727
Bombardier, Inc.:
6.125% 1/15/23 (b)		6,640	6,731
7.5% 12/1/24 (b)		1,850	1,887
7.5% 3/15/25 (b)		28,995	29,076
7.875% 4/15/27 (b)		20,865	20,891
BWX Technologies, Inc. 5.375% 7/15/26 (b)		4,990	5,152
DAE Funding LLC 4% 8/1/20 (b)		3,095	3,131
TransDigm UK Holdings PLC 6.875% 5/15/26		21,085	21,335
TransDigm, Inc.:
6.25% 3/15/26 (b)		11,120	11,634
6.375% 6/15/26		37,890	38,364
6.5% 5/15/25		9,710	9,819
7.5% 3/15/27 (b)		11,028	11,510
			162,257
Airlines - 0.1%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (b)		1,848	1,908
Continental Airlines, Inc. pass-thru certificates 6.903% 4/19/22		265	276
Delta Air Lines, Inc. pass-thru certificates 8.021% 2/10/24		2,646	2,919
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		3,329	3,397
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		5,220	5,878
Series 2012-2 Class B, 6.75% 6/3/21		2,423	2,571
Series 2013-1 Class B, 5.375% 11/15/21		3,194	3,326
			20,275
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		6,910	7,230
Covanta Holding Corp.:
5.875% 3/1/24		5,895	6,072
5.875% 7/1/25		1,995	2,075
6% 1/1/27		7,080	7,399
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		6,210	6,319
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)		6,490	6,750
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (b)		2,315	2,399
Tervita Escrow Corp. 7.625% 12/1/21 (b)		3,225	3,281
The Brink's Co. 4.625% 10/15/27 (b)		7,200	7,191
			48,716
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		7,490	7,790
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		5,225	5,516
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(c)		7,474	462
5.25% 6/27/29 (b)(c)		6,800	431
7.125% 6/26/42 (b)(c)		3,310	207
			14,406
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		8,215	8,564
Machinery - 0.0%
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)		1,880	1,979
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		2,000	1,590
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		7,680	7,440
			9,030
Professional Services - 0.0%
IHS Markit Ltd.:
4% 3/1/26 (b)		3,175	3,285
4.75% 2/15/25 (b)		2,675	2,869
			6,154
Road & Rail - 0.2%
Uber Technologies, Inc.:
7.5% 11/1/23 (b)		10,005	10,605
8% 11/1/26 (b)		14,245	15,173
			25,778
Trading Companies & Distributors - 0.1%
Avantor, Inc. 6% 10/1/24 (b)		7,285	7,751
FLY Leasing Ltd. 5.25% 10/15/24		5,695	5,809
United Rentals North America, Inc. 5.5% 5/15/27		4,980	5,241
			18,801
TOTAL INDUSTRIALS			315,960
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.0%
Camelot Finance SA 7.875% 10/15/24 (b)		3,540	3,713
IT Services - 0.3%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		15,535	13,477
CDW LLC/CDW Finance Corp. 5% 9/1/25		3,980	4,144
Fidelity National Information Services, Inc. 1.5% 5/21/27	EUR	16,359	19,406
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)		5,665	5,863
Grubhub Holdings, Inc. 5.5% 7/1/27 (b)		2,890	2,966
GTT Communications, Inc. 7.875% 12/31/24 (b)		3,670	3,000
			48,856
Semiconductors & Semiconductor Equipment - 0.1%
Qorvo, Inc. 5.5% 7/15/26		3,615	3,826
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		7,880	8,373
Versum Materials, Inc. 5.5% 9/30/24 (b)		4,105	4,397
			16,596
Software - 0.3%
Ascend Learning LLC:
6.875% 8/1/25 (b)		7,330	7,456
6.875% 8/1/25 (b)		2,480	2,523
CDK Global, Inc. 5.875% 6/15/26		2,670	2,827
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		13,310	13,726
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		2,820	2,940
Open Text Corp. 5.875% 6/1/26 (b)		6,000	6,347
Parametric Technology Corp. 6% 5/15/24		2,430	2,545
Symantec Corp. 5% 4/15/25 (b)		6,360	6,518
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)		3,865	3,614
10.5% 2/1/24 (b)		7,400	6,346
			54,842
TOTAL INFORMATION TECHNOLOGY			124,007
MATERIALS - 1.5%
Chemicals - 0.4%
Element Solutions, Inc. 5.875% 12/1/25 (b)		10,955	11,407
Hexion, Inc.:
7.875% 7/15/27 (b)		5,390	5,417
10.375% 2/1/22 (b)(c)		2,845	2,169
LSB Industries, Inc. 9.625% 5/1/23 (b)		3,600	3,663
Neon Holdings, Inc. 10.125% 4/1/26 (b)		7,305	7,195
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		9,095	9,413
5.25% 6/1/27 (b)		7,795	8,292
OCI NV 6.625% 4/15/23 (b)		3,185	3,312
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		5,880	5,740
TPC Group, Inc. 8.75% 12/15/20 (b)		13,585	13,534
			70,142
Construction Materials - 0.2%
Holcim Finance Luxembourg SA 2.25% 5/26/28 (Reg. S)	EUR	23,919	29,943
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)		3,060	3,068
U.S. Concrete, Inc. 6.375% 6/1/24		3,885	4,050
			37,061
Containers & Packaging - 0.3%
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	19,015
7.5% 12/15/96		7,695	7,964
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		3,410	3,086
Labl Escrow Issuer LLC:
6.75% 7/15/26(b)(f)		11,010	11,126
10.5% 7/15/27(b)(f)		7,340	7,340
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)		2,090	1,891
			50,422
Metals & Mining - 0.6%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (b)		2,110	2,205
6.75% 9/30/24 (b)		5,350	5,651
7% 9/30/26 (b)		4,430	4,757
Aleris International, Inc. 6% 6/1/20 (b)(d)		63	63
Algoma Steel SCA 0% 12/31/23 (d)		1,518	1,078
ArcelorMittal SA 2.25% 1/17/24 (Reg. S)	EUR	9,700	11,614
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (b)		7,215	7,323
5.75% 3/1/25		1,889	1,880
5.875% 6/1/27 (b)		11,010	10,707
Commercial Metals Co. 5.75% 4/15/26		5,405	5,396
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		4,780	4,938
5.125% 3/15/23 (b)		7,615	7,872
5.125% 5/15/24 (b)		5,885	6,098
Freeport-McMoRan, Inc. 5.45% 3/15/43		3,585	3,280
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		4,505	4,764
Mineral Resources Ltd. 8.125% 5/1/27 (b)		11,025	11,480
Murray Energy Corp.:
11.25% 4/15/21 (b)		5,925	1,866
12% 4/15/24 pay-in-kind (b)(e)		6,364	1,289
United States Steel Corp. 6.25% 3/15/26		7,180	6,390
			98,651
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (b)		1,355	1,382
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (c)(d)(e)(g)		4,230	0
11.375% 12/31/2014 (c)(d)		8,220	0
			1,382
TOTAL MATERIALS			257,658
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Communications Sales & Leasing, Inc. 8.25% 10/15/23		7,385	6,850
Equinix, Inc. 5.375% 5/15/27		5,725	6,137
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		15,435	15,898
5.25% 8/1/26		4,830	5,035
6.375% 3/1/24		2,335	2,446
Unibail-Rodamco 1.75% 2/27/34 (Reg. S)	EUR	21,000	25,703
			62,069
Real Estate Management & Development - 0.3%
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	19,600	22,911
Howard Hughes Corp. 5.375% 3/15/25 (b)		7,940	8,204
Mattamy Group Corp. 6.875% 12/15/23 (b)		5,775	6,013
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (b)		775	800
5.875% 6/15/27 (b)		5,610	5,708
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)		4,225	4,405
			48,041
TOTAL REAL ESTATE			110,110
UTILITIES - 1.7%
Electric Utilities - 0.8%
Enel SpA 3.375% 11/24/81 (Reg. S) (e)	EUR	12,025	13,966
Pacific Gas & Electric Co.:
3.75% 8/15/42 (c)		4,645	4,204
3.95% 12/1/47 (c)		21,580	19,395
4% 12/1/46 (c)		1,315	1,193
4.25% 3/15/46 (c)		1,475	1,398
4.3% 3/15/45 (c)		3,690	3,533
6.05% 3/1/34 (c)		48,555	54,017
Vistra Operations Co. LLC:
5% 7/31/27 (b)		13,800	14,274
5.5% 9/1/26 (b)		9,975	10,536
5.625% 2/15/27 (b)		17,455	18,480
			140,996
Gas Utilities - 0.2%
Southern Natural Gas Co.:
7.35% 2/15/31		14,890	18,940
8% 3/1/32		9,400	13,148
			32,088
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP:
4.25% 7/15/24 (b)		7,335	7,367
4.25% 9/15/24 (b)		4,825	4,851
4.5% 9/15/27 (b)		3,355	3,313
NRG Energy, Inc.:
5.75% 1/15/28		20,240	21,707
6.625% 1/15/27		15,685	17,038
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		3,540	3,593
Talen Energy Supply LLC:
6.625% 1/15/28(b)(f)		7,310	7,264
7.25% 5/15/27 (b)		18,620	19,086
10.5% 1/15/26 (b)		660	658
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		3,700	3,705
5% 1/31/28 (b)		3,715	3,729
6.625% 6/15/25 (b)(e)		5,560	5,838
The AES Corp. 4.5% 3/15/23		3,065	3,149
			101,298
Multi-Utilities - 0.1%
RWE AG 5.75% 2/14/33 (Reg. S)	EUR	3,350	5,944
TOTAL UTILITIES			280,326

TOTAL NONCONVERTIBLE BONDS			4,753,111

TOTAL CORPORATE BONDS
(Cost $4,621,467)			4,769,357

U.S. Government and Government Agency Obligations - 15.1%
U.S. Government Agency Obligations - 0.0%
Tennessee Valley Authority:
5.25% 9/15/39		$2,106	$2,801
5.375% 4/1/56		3,503	5,170

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			7,971

U.S. Treasury Obligations - 14.8%
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.4% 7/5/19 to 9/19/19		2,630	2,626
U.S. Treasury Bonds:
2.5% 2/15/45 (h)(i)		216,056	214,993
2.875% 5/15/49		7,100	7,609
3% 2/15/49 (j)		185,540	203,485
4.75% 2/15/37 (h)(k)		74,200	101,524
5.25% 2/15/29 (h)		5,406	6,940
6.125% 8/15/29 (h)(k)		3,663	5,039
7.5% 11/15/24		5,690	7,341
U.S. Treasury Notes:
1.375% 2/29/20		10,262	10,216
1.375% 4/30/20		45,349	45,106
1.375% 8/31/23		11,000	10,836
1.5% 4/15/20		64,333	64,064
1.5% 7/15/20		70,638	70,312
1.625% 6/30/20		1,783	1,777
1.625% 8/31/22		27,162	27,067
1.625% 5/31/23		19,717	19,632
1.875% 7/31/22		43,433	43,613
2% 1/31/20		8,000	7,997
2% 9/30/20		25,149	25,182
2% 8/15/25		10,027	10,118
2.125% 12/31/22		3,561	3,608
2.125% 3/31/24		56,643	57,561
2.125% 7/31/24		118,408	120,355
2.125% 5/15/25		17,843	18,134
2.25% 2/29/20		25,500	25,533
2.25% 3/31/21		9,900	9,975
2.25% 7/31/21		52,019	52,521
2.25% 4/30/24		24,428	24,971
2.25% 12/31/24 (i)(l)		103,948	106,348
2.25% 3/31/26		34,717	35,551
2.375% 4/15/21		74,550	75,293
2.5% 12/31/20		150,000	151,430
2.5% 1/31/21		42,832	43,274
2.5% 2/28/21		90,000	90,984
2.5% 1/15/22		242,316	246,822
2.5% 1/31/24		10,640	10,985
2.5% 2/28/26		105,297	109,455
2.625% 8/31/20		30,000	30,243
2.625% 12/31/23		69,183	71,756
2.625% 2/15/29		74,289	78,297
2.75% 9/30/20		79,581	80,408
2.75% 6/30/25		82,937	87,233
2.875% 11/30/25		46,425	49,278
3.125% 11/15/28		31,330	34,346

TOTAL U.S. TREASURY OBLIGATIONS			2,499,838

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.7685% 12/7/20 (NCUA Guaranteed) (e)(g)		1,670	1,667
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.8685% 1/8/20 (NCUA Guaranteed) (e)(g)		2,356	2,357
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		49,900	51,215

TOTAL OTHER GOVERNMENT RELATED			55,239

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,475,875)			2,563,048

U.S. Government Agency - Mortgage Securities - 5.7%
Fannie Mae - 2.8%
12 month U.S. LIBOR + 1.365% 4.115% 10/1/35 (e)(g)		29	30
12 month U.S. LIBOR + 1.495% 4.51% 1/1/35 (e)(g)		113	118
12 month U.S. LIBOR + 1.553% 4.337% 6/1/36 (e)(g)		24	25
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (e)(g)		44	46
12 month U.S. LIBOR + 1.617% 4.583% 3/1/33 (e)(g)		78	81
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (e)(g)		93	98
12 month U.S. LIBOR + 1.666% 4.564% 11/1/36 (e)(g)		21	22
12 month U.S. LIBOR + 1.719% 4.572% 6/1/42 (e)(g)		215	222
12 month U.S. LIBOR + 1.745% 4.755% 7/1/35 (e)(g)		114	120
12 month U.S. LIBOR + 1.760% 4.84% 2/1/37 (e)(g)		357	374
12 month U.S. LIBOR + 1.800% 4.554% 7/1/41 (e)(g)		227	237
12 month U.S. LIBOR + 1.800% 4.787% 1/1/42 (e)(g)		504	524
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (e)(g)		65	68
12 month U.S. LIBOR + 1.818% 4.586% 7/1/41 (e)(g)		124	129
12 month U.S. LIBOR + 1.818% 4.933% 2/1/42 (e)(g)		507	529
12 month U.S. LIBOR + 1.830% 4.657% 10/1/41 (e)(g)		81	84
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (e)(g)		17	17
12 month U.S. LIBOR + 1.885% 4.928% 4/1/36 (e)(g)		267	281
12 month U.S. LIBOR + 2.176% 4.81% 8/1/35 (e)(g)		128	135
6 month U.S. LIBOR + 1.550% 4.271% 11/1/35 (e)(g)		181	188
6 month U.S. LIBOR + 1.550% 4.365% 9/1/33 (e)(g)		331	343
2.5% 7/1/34 (f)		2,750	2,768
2.5% 7/1/34 (f)		3,375	3,397
3% 3/1/30 to 7/1/33		75,989	77,664
3% 7/1/34 (f)		11,600	11,824
3% 7/1/49 (f)		154,800	156,082
3% 7/1/49 (f)		154,800	156,082
3.5% 7/1/32 to 2/1/57		22,874	23,740
3.5% 7/1/49 (f)		1,350	1,380
3.5% 7/1/49 (f)		1,350	1,380
4.5% 11/1/25		1,476	1,532
5% 2/1/22 to 5/1/22		10	11
5.5% 12/1/39 to 5/1/44		22,962	25,022
6% 1/1/34 to 6/1/36		2,669	3,032
6.5% 2/1/22 to 8/1/36		4,027	4,580
7.5% 1/1/28		23	26

TOTAL FANNIE MAE			472,191

Freddie Mac - 0.2%
12 month U.S. LIBOR + 1.325% 4.205% 1/1/36 (e)(g)		68	70
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (e)(g)		52	54
12 month U.S. LIBOR + 1.754% 4.505% 9/1/41 (e)(g)		1,175	1,220
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (e)(g)		63	66
12 month U.S. LIBOR + 1.877% 4.787% 4/1/41 (e)(g)		91	95
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (e)(g)		87	91
12 month U.S. LIBOR + 1.880% 4.712% 10/1/41 (e)(g)		755	785
12 month U.S. LIBOR + 1.884% 4.681% 10/1/42 (e)(g)		642	668
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (e)(g)		89	93
12 month U.S. LIBOR + 1.910% 4.721% 6/1/41 (e)(g)		199	207
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (e)(g)		146	154
12 month U.S. LIBOR + 1.910% 4.806% 5/1/41 (e)(g)		230	240
12 month U.S. LIBOR + 2.045% 4.811% 7/1/36 (e)(g)		104	109
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (e)(g)		67	69
6 month U.S. LIBOR + 1.647% 4.438% 2/1/37 (e)(g)		70	73
6 month U.S. LIBOR + 1.685% 4.424% 1/1/37 (e)(g)		327	340
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (e)(g)		93	97
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (e)(g)		25	26
6 month U.S. LIBOR + 1.843% 4.609% 10/1/36 (e)(g)		257	268
6 month U.S. LIBOR + 1.912% 4.684% 10/1/35 (e)(g)		163	171
6 month U.S. LIBOR + 2.010% 4.635% 5/1/37 (e)(g)		93	97
6 month U.S. LIBOR + 2.010% 4.708% 5/1/37 (e)(g)		161	168
6 month U.S. LIBOR + 2.020% 4.692% 6/1/37 (e)(g)		47	49
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (e)(g)		70	73
6 month U.S. LIBOR + 2.275% 5.006% 10/1/35 (e)(g)		20	21
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.578% 6/1/33 (e)(g)		231	243
U.S. TREASURY 1 YEAR INDEX + 2.239% 4.865% 2/1/36 (e)(g)		2	2
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.773% 7/1/35 (e)(g)		167	176
2.5% 8/1/32 to 5/1/33		5,118	5,163
3% 4/1/33 to 11/1/33		22,267	22,843
3.5% 7/1/32		4,346	4,514
6% 1/1/24		621	653
6.5% 9/1/21 to 3/1/22		150	156

TOTAL FREDDIE MAC			39,054

Ginnie Mae - 2.7%
6% 6/15/36		3,489	3,978
7% 9/15/25 to 8/15/31		14	15
7.5% 2/15/22 to 8/15/28		29	32
8% 12/15/26		0	0
3.5% 8/20/42 to 6/20/49		37,819	39,499
3.5% 7/1/49 (f)		43,200	44,619
3.5% 7/1/49 (f)		42,400	43,793
3.5% 7/1/49 (f)		14,625	15,106
3.5% 7/1/49 (f)		42,300	43,690
3.5% 7/1/49 (f)		100	103
3.5% 7/1/49 (f)		14,525	15,002
3.5% 7/1/49 (f)		3,875	4,002
3.5% 7/1/49 (f)		15,400	15,906
3.5% 7/1/49 (f)		1,200	1,239
3.5% 7/1/49 (f)		1,000	1,033
4% 10/20/43 to 3/20/47 (f)		16,560	17,306
4% 7/1/49 (f)		44,450	46,080
4% 7/1/49 (f)		62,200	64,481
4% 7/1/49 (f)		66,775	69,224
4% 7/1/49 (f)		14,450	14,980
4% 7/1/49 (f)		1,600	1,659
4% 7/1/49 (f)		14,450	14,980
4.513% 2/20/62 (e)(m)		600	607
4.555% 8/20/61 (e)(m)		12	12
4.575% 2/20/62 (e)(m)		194	194
4.872% 1/20/62 (e)(m)		822	832
5.47% 8/20/59 (e)(m)		7	8

TOTAL GINNIE MAE			458,380

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $959,484)			969,625

Asset-Backed Securities - 0.2%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 2.6724% 6/28/23 (b)(e)(g)		$12,974	$12,897
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.6906% 5/28/30 (e)(g)		126	126
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.6806% 2/25/32 (e)(g)		181	181
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.7044% 7/26/66 (b)(e)(g)		1,938	1,938
Class A2, 1 month U.S. LIBOR + 0.600% 3.0044% 7/26/66 (b)(e)(g)		7,713	7,730
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.5944% 3/25/67 (b)(e)(g)		1,122	1,122
SLM Student Loan Trust Series 2011-1 Class A1, 1 month U.S. LIBOR + 0.520% 2.9244% 3/25/26 (e)(g)		1,866	1,866
TOTAL ASSET-BACKED SECURITIES
(Cost $25,864)			25,860

Collateralized Mortgage Obligations - 2.6%
U.S. Government Agency - 2.6%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.3344% 6/25/36 (e)(g)		3,722	3,771
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		389	425
Series 2005-19 Class PA, 5.5% 7/25/34		334	337
Series 2005-64 Class PX, 5.5% 6/25/35		794	842
Series 2005-68 Class CZ, 5.5% 8/25/35		3,938	4,419
Series 2010-118 Class PB, 4.5% 10/25/40		3,678	3,948
Series 2012-149:
Class DA, 1.75% 1/25/43		930	915
Class GA, 1.75% 6/25/42		960	944
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		547	568
Series 2004-91 Class Z, 5% 12/25/34		3,180	3,478
Series 2005-117 Class JN, 4.5% 1/25/36		611	653
Series 2005-14 Class ZB, 5% 3/25/35		1,239	1,355
Series 2006-72 Class CY, 6% 8/25/26		875	933
Series 2009-59 Class HB, 5% 8/25/39		1,819	1,989
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		25	0
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		18	0
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		1,681	131
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.3244% 3/25/36 (e)(g)		2,344	2,390
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		209	4
Series 2011-67 Class AI, 4% 7/25/26 (n)		497	37
Series 2012-27 Class EZ, 4.25% 3/25/42		5,680	6,192
Series 2016-26 Class CG, 3% 5/25/46		8,152	8,275
Freddie Mac:
floater Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.2943% 2/15/33 (e)(g)		1,110	1,127
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.7943% 3/15/34 (e)(g)		1,485	1,485
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		39	42
Series 2996 Class MK, 5.5% 6/15/35		96	104
Series 3415 Class PC, 5% 12/15/37		494	537
Series 3857 Class ZP, 5% 5/15/41		2,350	2,814
Series 4135 Class AB, 1.75% 6/15/42		719	708
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		6,189	6,947
Series 2303 Class ZV, 6% 4/15/31		114	125
Series 2877 Class ZD, 5% 10/15/34		4,001	4,377
Series 3745 Class KV, 4.5% 12/15/26		4,495	4,759
Series 3843 Class PZ, 5% 4/15/41		2,382	2,801
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		2,616	2,710
Series 4341 Class ML, 3.5% 11/15/31		4,445	4,644
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer:
Series 2018-4 Class MA, 3.5% 3/25/58		34,122	35,335
Series 2019-2 Class MA, 3.5% 8/25/58		28,681	29,741
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.8829% 7/20/37 (e)(g)		772	775
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.8629% 1/20/38 (e)(g)		201	201
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.2429% 8/20/38 (e)(g)		1,358	1,377
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.2829% 9/20/38 (e)(g)		1,103	1,126
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.9943% 11/16/39 (e)(g)		825	830
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.9243% 12/16/39 (e)(g)		637	640
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.7581% 7/20/60 (e)(g)(m)		6,106	6,080
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.7671% 9/20/60 (e)(g)(m)		7,302	7,267
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.7671% 8/20/60 (e)(g)(m)		8,405	8,366
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8471% 12/20/60 (e)(g)(m)		2,908	2,900
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.9671% 12/20/60 (e)(g)(m)		4,518	4,520
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.9671% 2/20/61 (e)(g)(m)		9,180	9,184
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9571% 2/20/61 (e)(g)(m)		10,944	10,947
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.9671% 4/20/61 (e)(g)(m)		3,645	3,647
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.9671% 5/20/61 (e)(g)(m)		4,604	4,607
Class FC, 1 month U.S. LIBOR + 0.500% 2.9671% 5/20/61 (e)(g)(m)		4,212	4,214
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.9971% 6/20/61 (e)(g)(m)		5,217	5,223
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.0671% 10/20/61 (e)(g)(m)		5,653	5,669
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.1671% 11/20/61 (e)(g)(m)		5,039	5,065
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.1671% 1/20/62 (e)(g)(m)		3,323	3,340
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.0971% 1/20/62 (e)(g)(m)		4,821	4,838
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.0971% 3/20/62 (e)(g)(m)		2,957	2,961
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1171% 5/20/61 (e)(g)(m)		115	115
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 3.0671% 8/20/63 (e)(g)(m)		864	866
Class FD, 1 month U.S. LIBOR + 0.600% 3.0671% 8/20/63 (e)(g)(m)		2,255	2,260
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.7471% 5/20/63 (e)(g)(m)		1,291	1,290
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.6671% 4/20/63 (e)(g)(m)		1,185	1,182
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.6329% 10/20/47 (e)(g)		4,996	4,908
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.6829% 5/20/48 (e)(g)		6,263	6,187
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.6829% 6/20/48 (e)(g)		7,155	7,055
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		3,810	4,349
Series 2011-136 Class WI, 4.5% 5/20/40 (n)		1,098	100
Series 2017-134 Class BA, 2.5% 11/20/46		968	974
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		9,450	10,087
Series 2013-H06 Class HA, 1.65% 1/20/63 (m)		1,264	1,256
Series 2014-H04 Class HA, 2.75% 2/20/64 (m)		15,885	16,010
Series 2014-H12 Class KA, 2.75% 5/20/64 (m)		3,378	3,390
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.9671% 9/20/62 (e)(g)(m)		4,986	4,987
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.1171% 11/20/65 (e)(g)(m)		649	649
Series 2018-H12 Class HA, 3.25% 8/20/68 (m)		9,415	9,794
Series 2004-22 Class M1, 5.5% 4/20/34		614	778
Series 2010-169 Class Z, 4.5% 12/20/40		5,173	5,661
Series 2010-H15 Class TP, 5.15% 8/20/60 (m)		3,765	3,785
Series 2010-H16 Class BA, 3.55% 7/20/60 (m)		7,146	7,168
Series 2010-H17 Class XP, 5.293% 7/20/60 (e)(m)		3,150	3,164
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(m)		2,940	2,957
Series 2010-H22 Class LA, 3.75% 10/20/60 (m)		3,046	3,052
Series 2010-H28 Class KA, 3.75% 12/20/60 (m)		6,909	6,934
Series 2012-64 Class KI, 3.5% 11/20/36 (n)		681	30
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.4895% 4/20/39 (e)(o)		2,110	2,169
Class ST, 8.800% - 1 month U.S. LIBOR 5.6228% 8/20/39 (e)(o)		7,193	7,453
Series 2013-H07 Class JA, 1.75% 3/20/63 (m)		11,180	11,115
Series 2013-H08 Class MA, 3% 3/20/63 (m)		14,846	14,874
Series 2015-H17 Class HA, 2.5% 5/20/65 (m)		6,119	6,111
Series 2015-H21:
Class HA, 2.5% 6/20/63 (m)		10,487	10,469
Class JA, 2.5% 6/20/65 (m)		1,388	1,386
Series 2015-H30 Class HA, 1.75% 9/20/62 (e)(m)		11,741	11,680
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.93% 5/20/66 (e)(g)(m)		12,359	12,421
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.78% 8/20/66 (e)(g)(m)		13,841	13,873
Series 2090-118 Class XZ, 5% 12/20/39		11,476	13,032
TOTAL U.S. GOVERNMENT AGENCY
(Cost $444,748)			447,210

Commercial Mortgage Securities - 0.4%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		1,856	1,897
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		4,424	4,509
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22		18,800	19,019
Series K006 Class A2, 4.251% 1/25/20		17,913	17,980
Series K712 Class A2, 1.869% 11/25/19		10,057	10,028
Series K063 Class A2, 3.43% 1/25/27		10,700	11,451
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $64,119)			64,884

Foreign Government and Government Agency Obligations - 10.4%
Australian Commonwealth:
2.25% 11/21/22	AUD	26,450	19,360
3% 3/21/47	AUD	89,500	77,193
Belgian Kingdom:
0.9% 6/22/29 (b)	EUR	27,450	33,797
1.7% 6/22/50 (b)	EUR	27,750	37,137
Buoni del Tesoro Poliennali 3.85% 9/1/49 (b)	EUR	31,000	40,736
Canadian Government 1.25% 11/1/19	CAD	150,900	115,056
Danish Kingdom 1.75% 11/15/25	DKK	99,900	17,511
French Government:
0% 2/25/20	EUR	124,750	142,404
1.5% 5/25/50 (Reg. S) (b)	EUR	6,500	8,507
German Federal Republic:
0% 3/13/20	EUR	10,250	11,711
0% 6/12/20	EUR	180,750	206,836
0% 4/5/24	EUR	49,550	58,149
0.25% 2/15/29	EUR	21,000	25,230
1.25% 8/15/48	EUR	32,500	47,163
Hong Kong Government SAR 1.32% 12/23/19	HKD	24,400	3,116
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		57,646	65,859
5.5% 12/4/23		19,812	22,775
Japan Government:
0.1% 6/20/28	JPY	2,640,000	25,149
0.4% 3/20/56	JPY	7,572,300	70,055
0.9% 6/20/22	JPY	29,542,650	283,152
Jordanian Kingdom 3% 6/30/25		16,691	17,525
Kingdom of Norway 3.75% 5/25/21 (b)	NOK	60,000	7,360
New Zealand Government 6% 5/15/21	NZD	10,000	7,318
Portuguese Republic 2.25% 4/18/34 (b)	EUR	28,300	38,459
Republic of Singapore 3.25% 9/1/20	SGD	50,850	38,278
Spanish Kingdom:
1.4% 7/30/28 (Reg. S) (b)	EUR	19,900	24,808
2.7% 10/31/48 (b)	EUR	18,750	28,030
Sweden Kingdom 5% 12/1/20	SEK	270,600	31,473
Switzerland Confederation 2.25% 7/6/20(Reg. S)	CHF	36,950	39,051
Ukraine Government 1.471% 9/29/21		6,753	6,702
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	35,850	45,552
4.25% 12/7/27	GBP	73,000	119,379
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	24,075	42,176
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,683,820)			1,757,007
		Shares	Value (000s)

Common Stocks - 5.0%
COMMUNICATION SERVICES - 0.6%
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (p)		27,200	29,452
Facebook, Inc. Class A (p)		19,900	3,841
			33,293
Media - 0.3%
Altice U.S.A., Inc. Class A		675,200	16,441
Comcast Corp. Class A		366,100	15,479
Discovery Communications, Inc. Class A (p)		215,400	6,613
iHeartMedia, Inc. (p)		78,392	1,180
iHeartMedia, Inc. warrants 5/1/39 (p)		26	0
Nexstar Broadcasting Group, Inc. Class A		57,600	5,818
Sinclair Broadcast Group, Inc. Class A		146,500	7,857
			53,388
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (p)		346,800	25,712

TOTAL COMMUNICATION SERVICES			112,393

CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (d)(p)		30,337	136
Exide Technologies (d)(p)		7,093	7
Exide Technologies (d)(p)		23,645	17
Exide Technologies (d)(q)		105,497	940
UC Holdings, Inc. (d)(p)		560,355	10,563
			11,663
Hotels, Restaurants & Leisure - 0.3%
Boyd Gaming Corp.		596,400	16,067
Eldorado Resorts, Inc. (p)		90,400	4,165
Penn National Gaming, Inc. (p)		322,900	6,219
Red Rock Resorts, Inc.		400,143	8,595
Royal Caribbean Cruises Ltd.		70,200	8,509
Studio City International Holdings Ltd. ADR		133,400	2,644
			46,199
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd. sponsored ADR (p)		268,900	45,565
Amazon.com, Inc. (p)		8,900	16,853
			62,418

TOTAL CONSUMER DISCRETIONARY			120,280

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. (d)(p)		134,915	4,649
Food Products - 0.2%
Darling International, Inc. (p)		489,800	9,742
JBS SA		2,756,800	15,234
Reddy Ice Holdings, Inc. (p)		331,236	17
			24,993

TOTAL CONSUMER STAPLES			29,642

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (p)		135,187	304
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc. Class A (j)(p)		108,327	510
Goodrich Petroleum Corp. (p)		90,737	1,179
Harvest Oil & Gas Corp. (p)		193,888	2,588
MEG Energy Corp. (p)		870,000	3,335
Parsley Energy, Inc. Class A (p)		268,700	5,108
Ultra Petroleum Corp. warrants 7/14/25 (p)		127,890	0
VNR Finance Corp. (p)		83,865	1
VNR Finance Corp. (b)(p)		403,886	4
			12,725

TOTAL ENERGY			13,029

FINANCIALS - 0.2%
Banks - 0.1%
Bank of America Corp.		296,000	8,584
JPMorgan Chase & Co.		115,500	12,913
			21,497
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (d)(p)		7,403,098	0
Consumer Finance - 0.1%
American Express Co.		80,400	9,925
OneMain Holdings, Inc.		262,600	8,879
			18,804

TOTAL FINANCIALS			40,301

HEALTH CARE - 0.4%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. (p)		67,800	8,880
Health Care Providers & Services - 0.1%
Humana, Inc.		37,500	9,949
Rotech Healthcare, Inc. (d)(p)		129,242	1,339
UnitedHealth Group, Inc.		51,300	12,518
			23,806
Life Sciences Tools & Services - 0.1%
IQVIA Holdings, Inc. (p)		139,300	22,413
Pharmaceuticals - 0.1%
Jazz Pharmaceuticals PLC (p)		77,000	10,977

TOTAL HEALTH CARE			66,076

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
TransDigm Group, Inc. (p)		25,100	12,143
Airlines - 0.3%
Air Canada (p)		1,531,900	46,429
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		48,111	13
Machinery - 0.1%
Allison Transmission Holdings, Inc.		151,000	6,999
Ingersoll-Rand PLC		84,900	10,754
			17,753
Marine - 0.0%
U.S. Shipping Partners Corp. (d)(p)		22,876	0
U.S. Shipping Partners Corp. warrants 12/31/29 (d)(p)		214,176	0
			0
Road & Rail - 0.0%
Lyft, Inc.		400	26
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		187,922	7,769
HD Supply Holdings, Inc. (p)		531,900	21,425
Penhall Acquisition Co.:
Class A (d)(p)		11,553	972
Class B (d)(p)		3,850	324
United Rentals, Inc. (p)		188,670	25,023
			55,513
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (d)(p)(q)		403,760	0
Class A2 (d)(p)(q)		403,760	0
Class A3 (d)(p)(q)		403,760	0
Class A4 (d)(p)(q)		403,760	0
Class A5 (d)(p)(q)		403,760	0
Class A6 (d)(p)(q)		403,760	0
Class A7 (d)(p)(q)		403,760	0
Class A8 (d)(p)(q)		403,760	0
Class A9 (d)(p)(q)		403,760	0
			0

TOTAL INDUSTRIALS			131,877

INFORMATION TECHNOLOGY - 1.7%
Electronic Equipment & Components - 0.2%
CDW Corp.		96,400	10,700
Dell Technologies, Inc. (p)		113,400	5,761
Zebra Technologies Corp. Class A (p)		47,500	9,951
			26,412
IT Services - 0.8%
EPAM Systems, Inc. (p)		101,000	17,483
First Data Corp. Class A (p)		609,700	16,505
Global Payments, Inc.		180,300	28,871
MasterCard, Inc. Class A		101,600	26,876
PayPal Holdings, Inc. (p)		226,100	25,879
Visa, Inc. Class A		118,700	20,600
			136,214
Semiconductors & Semiconductor Equipment - 0.3%
Lam Research Corp.		52,900	9,937
Microchip Technology, Inc. (j)		247,700	21,476
ON Semiconductor Corp. (p)		793,000	16,027
			47,440
Software - 0.4%
Adobe, Inc. (p)		93,600	27,579
Microsoft Corp.		134,000	17,951
SS&C Technologies Holdings, Inc.		351,100	20,227
VMware, Inc. Class A		43,200	7,223
			72,980

TOTAL INFORMATION TECHNOLOGY			283,046

MATERIALS - 0.0%
Chemicals - 0.0%
Hexion U.S. Finance Corp. (d)(f)		19,515	281
Olin Corp.		7,200	158
The Chemours Co. LLC		306,000	7,344
			7,783
Metals & Mining - 0.0%
Aleris Corp. (d)(p)		72,811	0
Algoma Steel GP (d)		151,792	3
Algoma Steel SCA (d)		151,792	24
Elah Holdings, Inc. (p)		517	28
			55

TOTAL MATERIALS			7,838

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Crown Castle International Corp.		103,000	13,426
UTILITIES - 0.2%
Electric Utilities - 0.1%
Portland General Electric Co.		13,962	756
Vistra Energy Corp.		1,019,600	23,084
			23,840
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.		329,000	11,554

TOTAL UTILITIES			35,394

TOTAL COMMON STOCKS
(Cost $677,813)			853,302

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (d)(p)		133,255	1,155
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (d)(p)(q)		193,792,711	65
TOTAL PREFERRED STOCKS
(Cost $7,859)			1,220
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 2.4%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
CSC Holdings LLC Tranche B4 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3943% 4/6/27 (e)(g)		11,090	11,093
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5/1/26 (g)(r)		1,940	1,942
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 6/19/26 (g)(r)		2,710	2,700
			15,735
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5799% 8/22/25 (e)(g)		3,640	3,604
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg SARL Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.5412% 3/18/27 (e)(g)		14,795	14,129
Specialty Retail - 0.1%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9185% 2/5/26 (e)(g)		11,120	11,120

TOTAL CONSUMER DISCRETIONARY			28,853

ENERGY - 0.8%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1524% 11/3/25 (e)(g)		3,530	3,351
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (d)(e)		1,507	1,519
			4,870
Oil, Gas & Consumable Fuels - 0.8%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6524% 6/22/24 (e)(g)		5,326	5,047
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.7774% 12/31/21 (e)(g)		59,735	60,512
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1524% 12/31/22 (e)(g)		46,380	44,260
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.41% 3/1/26 (e)(g)		22,150	21,756
			131,575

TOTAL ENERGY			136,445

FINANCIALS - 0.2%
Capital Markets - 0.0%
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 2/27/26 (d)(e)(g)		1,840	1,840
Diversified Financial Services - 0.1%
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9036% 11/16/25 (e)(g)		17,965	17,846
Insurance - 0.1%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5864% 4/25/25 (e)(g)		3,188	3,106

TOTAL FINANCIALS			22,792

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0448% 2/11/26 (e)(g)		14,748	14,699
Health Care Providers & Services - 0.1%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6/13/26 (g)(r)		22,005	21,568
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4116% 6/1/25 (e)(g)		1,238	1,238

TOTAL HEALTH CARE			37,505

INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 4/4/26 (e)(g)		741	744
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 4/4/26 (e)(g)		399	400
			1,144
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.59% 9/27/24 (e)(g)		1,782	1,759

TOTAL INDUSTRIALS			2,903

INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.1%
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.1524% 9/29/24 (e)(g)		2,779	2,773
3 month U.S. LIBOR + 8.500% 10.9024% 9/29/25 (e)(g)		14,801	14,949
			17,722
IT Services - 0.1%
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1606% 10/11/26 (e)(g)		13,620	13,347
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1606% 10/11/25 (e)(g)		6,574	6,476
			19,823
Software - 0.6%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6524% 6/13/25 (e)(g)		27,861	27,588
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 6/13/24 (e)(g)		8,617	8,385
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5799% 10/2/25 (e)(g)		21,994	20,792
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.4024% 10/31/24 (e)(g)		10,376	10,324
3 month U.S. LIBOR + 8.000% 10.4024% 10/31/25 (e)(g)		8,080	7,999
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.829% 11/1/24 (e)(g)		13,470	13,899
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.67% 1/20/24 (e)(g)		2,002	1,994
3 month U.S. LIBOR + 9.000% 11.42% 1/20/25 (e)(g)		6,500	6,396
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 4/8/26 (e)(g)		2,170	2,173
			99,550

TOTAL INFORMATION TECHNOLOGY			137,095

MATERIALS - 0.1%
Containers & Packaging - 0.0%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.69% 6/29/25 (e)(g)		10,129	9,594
Metals & Mining - 0.1%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7717% 10/17/22 (e)(g)		14,980	9,943

TOTAL MATERIALS			19,537

TOTAL BANK LOAN OBLIGATIONS
(Cost $409,147)			400,865
		Shares	Value (000s)

Fixed-Income Funds - 24.6%
Fidelity Emerging Markets Debt Central Fund (s)		271,239,262	2,603,897
Fidelity Floating Rate Central Fund (s)		14,502,970	1,471,036
iShares JPMorgan USD Emerging Markets Bond ETF		867,937	98,329
TOTAL FIXED-INCOME FUNDS
(Cost $4,169,129)			4,173,262
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 4.6%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Andeavor Logistics LP 6.875% (e)(t)		18,000	18,386
DCP Midstream Partners LP 7.375% (e)(t)		8,965	8,837
Energy Transfer Partners LP:
6.25% (e)(t)		40,712	38,813
6.625% (e)(t)		15,640	15,013
Summit Midstream Partners LP 9.5% (e)(t)		8,965	8,106
			89,155
FINANCIALS - 4.1%
Banks - 3.4%
Bank of America Corp.:
5.125% (e)(t)		22,020	22,192
5.2% (e)(t)		48,090	48,776
5.7973% (e)(t)		27,865	27,842
5.875% (e)(t)		60,475	64,167
6.25% (e)(t)		18,480	20,504
Barclays PLC 7.75% (e)(t)		17,980	18,490
Citigroup, Inc.:
5.8% (e)(t)		16,945	17,113
5.9% (e)(t)		25,875	27,391
5.95% (e)(t)		46,925	50,132
6.25% (e)(t)		12,015	13,478
6.3% (e)(t)		4,120	4,313
Credit Agricole SA 7.875% (b)(e)(t)		5,065	5,585
Huntington Bancshares, Inc. 5.7% (e)(t)		7,660	7,791
JPMorgan Chase & Co.:
5% (e)(t)		30,810	31,482
5.3% (e)(t)		12,280	12,530
6% (e)(t)		54,840	59,014
6.125% (e)(t)		12,865	13,868
6.75% (e)(t)		6,270	7,105
Royal Bank of Scotland Group PLC 8.625% (e)(t)		26,526	28,595
Wells Fargo & Co.:
5.875% (e)(t)		36,775	40,070
5.9% (e)(t)		46,445	48,713
			569,151
Capital Markets - 0.6%
Goldman Sachs Group, Inc.:
5% (e)(t)		50,754	49,082
5.375% (e)(t)		22,175	22,465
6.4291% (e)(t)		26,133	26,339
			97,886
Insurance - 0.1%
MAPFRE SA 4.375% 3/31/47 (Reg. S) (e)	EUR	14,700	18,962

TOTAL FINANCIALS			685,999

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(c)(t)		1,825	101
TOTAL PREFERRED SECURITIES
(Cost $759,259)			775,255
		Shares	Value (000s)

Money Market Funds - 5.1%
Fidelity Cash Central Fund 2.42% (u)		844,729,572	844,899
Fidelity Securities Lending Cash Central Fund 2.42% (u)(v)		21,556,581	21,559
TOTAL MONEY MARKET FUNDS
(Cost $866,414)			866,458
		Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 1.1%
Investments in repurchase agreements in a joint trading account at 2.64%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Government Obligations) # (w)
(Cost $177,755)		177,794	177,755

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	31,200	$767
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.58% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	30,100	454
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.605% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	18,800	276
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	70,200	1,087
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	38,200	240
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.63% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	27,700	392
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	20,000	274
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	22,300	109
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.805% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	50,300	512
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.815% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	72,000	759
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	18,200	125
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	19,400	108

TOTAL PUT OPTIONS			5,103

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.58% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	30,100	1,470
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.605% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	18,800	937
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	31,200	982
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	70,200	3,306
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	38,200	1,744
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.63% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	27,700	1,414
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	20,000	1,033
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	22,300	1,362
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.805% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	50,300	3,007
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.815% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	72,000	4,323
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	18,200	867
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	19,400	950

TOTAL CALL OPTIONS			21,395

TOTAL PURCHASED SWAPTIONS
(Cost $24,600)			26,498
TOTAL INVESTMENT IN SECURITIES - 105.5%
(Cost $17,367,353)			17,871,606
NET OTHER ASSETS (LIABILITIES) - (5.5)%			(924,288)
NET ASSETS - 100%			$16,947,318

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 7/1/34	$(11,600)	$(11,824)
3% 7/1/34	(53,400)	(54,433)
3% 7/1/49	(154,800)	(156,082)
3% 7/1/49	(154,800)	(156,082)
3% 7/1/49	(19,600)	(19,762)
3% 7/1/49	(19,800)	(19,964)
3.5% 7/1/49	(46,350)	(47,383)
3.5% 7/1/49	(1,350)	(1,380)
3.5% 7/1/49	(45,650)	(46,667)
3.5% 7/1/49	(47,150)	(48,201)
4% 7/1/49	(30,650)	(31,675)
4% 7/1/49	(42,900)	(44,335)
4% 7/1/49	(45,950)	(47,487)

TOTAL FANNIE MAE		(685,275)

Ginnie Mae
3.5% 7/1/49	(60,700)	(62,695)
3.5% 7/1/49	(1,600)	(1,653)
3.5% 7/1/49	(13,500)	(13,944)
3.5% 7/1/49	(100)	(103)
3.5% 7/1/49	(100)	(103)
3.5% 7/1/49	(300)	(310)
3.5% 7/1/49	(42,300)	(43,690)
3.5% 7/1/49	(100)	(103)
3.5% 7/1/49	(14,525)	(15,002)
3.5% 7/1/49	(3,875)	(4,002)
3.5% 7/1/49	(15,400)	(15,906)
4% 7/1/49	(1,600)	(1,659)
4% 7/1/49	(14,450)	(14,980)
4% 7/1/49	(14,450)	(14,980)

TOTAL GINNIE MAE		(189,130)

TOTAL TBA SALE COMMITMENTS
(Proceeds $867,714)		$(874,405)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 1.89% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2026	9/3/19	17,500	$(107)
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/25/19	10,780	(150)
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 1.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2026	8/30/19	31,900	(118)
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.26% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	23,000	(532)
Option on an interest rate swap with Citibank N.A. to pay semi-annually a fixed rate of 1.935% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2026	9/5/19	2,600	(13)
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.265% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2026	8/13/19	23,000	(6)

TOTAL PUT SWAPTIONS			(926)

Call Swaptions
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 1.89% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2026	9/3/19	17,500	(172)
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/25/19	10,780	(114)
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 1.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2026	8/30/19	31,900	(414)
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 2.26% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	23,000	(831)
Option on an interest rate swap with Citibank N.A. to receive semi-annually a fixed rate of 1.935% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2026	9/5/19	2,600	(30)
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.265% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2026	8/13/19	23,000	(657)

TOTAL CALL SWAPTIONS			(2,218)

TOTAL WRITTEN SWAPTIONS			$(3,144)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	775	Sept. 2019	$99,176	$39	$39
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,529	Sept. 2019	329,010	1,031	1,031
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,022	Sept. 2019	238,912	2,061	2,061
CBOT Long Term U.S. Treasury Bond Contracts (United States)	149	Sept. 2019	23,183	622	622
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	278	Sept. 2019	38,399	386	386
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	459	Sept. 2019	81,501	2,531	2,531
TOTAL FUTURES CONTRACTS					$6,670

The notional amount of futures purchased as a percentage of Net Assets is 4.8%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Sep. 2029	$67,741	$(945)	$0	$(945)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

Security Type Abbreviations

ETF – Exchange-Traded Fund

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,762,880,000 or 16.3% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Level 3 security

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,468,000.

 (i) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $88,000.

 (j) Security or a portion of the security is on loan at period end.

 (k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,243,000.

 (l) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $267,000.

 (m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (p) Non-income producing

 (q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,009,000 or 0.0% of net assets.

 (r) The coupon rate will be determined upon settlement of the loan after period end.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (t) Security is perpetual in nature with no stated maturity date.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (v) Investment made with cash collateral received from securities on loan.

 (w) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Tricer Holdco SCA	10/16/09 - 12/30/17	$6,909
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,100

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$11,655
Fidelity Emerging Markets Debt Central Fund	30,706
Fidelity Floating Rate Central Fund	43,929
Fidelity Securities Lending Cash Central Fund	12
Total	$86,302

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases(a)	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$--	$2,565,347	$--	$(4,850)	$43,400	$2,603,897	94.6%
Fidelity Floating Rate Central Fund	1,430,579	47,876	50,332	(934)	43,847	1,471,036	76.6%
Total	$1,430,579	$2,613,223	$50,332	$(5,784)	$87,247	$4,074,933

 (a) Includes the value of shares purchased through in-kind transactions, if applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$112,393	$112,393	$--	$--
Consumer Discretionary	120,280	108,617	--	11,663
Consumer Staples	30,797	24,993	--	5,804
Energy	13,029	13,029	--	--
Financials	40,301	40,301	--	--
Health Care	66,076	64,737	--	1,339
Industrials	131,942	130,581	--	1,361
Information Technology	283,046	283,046	--	--
Materials	7,838	7,530	--	308
Real Estate	13,426	13,426	--	--
Utilities	35,394	35,394	--	--
Corporate Bonds	4,769,357	--	4,766,114	3,243
U.S. Government and Government Agency Obligations	2,563,048	--	2,563,048	--
U.S. Government Agency - Mortgage Securities	969,625	--	969,625	--
Asset-Backed Securities	25,860	--	25,860	--
Collateralized Mortgage Obligations	447,210	--	447,210	--
Commercial Mortgage Securities	64,884	--	64,884	--
Foreign Government and Government Agency Obligations	1,757,007	--	1,757,007	--
Bank Loan Obligations	400,865	--	397,506	3,359
Fixed-Income Funds	4,173,262	4,173,262	--	--
Preferred Securities	775,255	--	775,255	--
Money Market Funds	866,458	866,458	--	--
Repurchase Agreements	177,755	--	177,755	--
Purchased Swaptions	26,498	--	26,498	--
Total Investments in Securities:	$17,871,606	$5,873,767	$11,970,762	$27,077
Derivative Instruments:
Assets
Futures Contracts	$6,670	$6,670	$--	$--
Total Assets	$6,670	$6,670	$--	$--
Liabilities
Swaps	$(945)	$--	$(945)	$--
Written Swaptions	(3,144)	--	(3,144)	--
Total Liabilities	$(4,089)	$--	$(4,089)	$--
Total Derivative Instruments:	$2,581	$6,670	$(4,089)	$--
Other Financial Instruments:
TBA Sale Commitments	$(874,405)	$--	$(874,405)	$--
Total Other Financial Instruments:	$(874,405)	$--	$(874,405)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$6,670	$0
Purchased Swaptions(b)	26,498	0
Swaps(c)	0	(945)
Written Swaptions(d)	0	(3,144)
Total Value of Derivatives	$33,168	$(4,089)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in distributable earnings.

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$177,755,000 due 7/1/19 at 2.64%
J.P. Morgan Securities, Inc.	$177,755
$177,755

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	66.4%
Canada	3.2%
United Kingdom	2.8%
Japan	2.3%
Germany	2.2%
Luxembourg	2.0%
Argentina	1.9%
Cayman Islands	1.9%
France	1.7%
Mexico	1.4%
Netherlands	1.0%
Turkey	1.0%
Others (Individually Less Than 1%)	12.2%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Strategic Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $224,494 and repurchase agreements of $177,755) — See accompanying schedule: Unaffiliated issuers (cost $12,425,287)	$12,930,215
Fidelity Central Funds (cost $4,942,066)	4,941,391
Total Investment in Securities (cost $17,367,353)		$17,871,606
Cash		470
Foreign currency held at value (cost $20)		20
Receivable for investments sold		30,214
Receivable for premium on written options		3,034
Receivable for TBA sale commitments		867,714
Receivable for fund shares sold		10,958
Dividends receivable		733
Interest receivable		112,677
Distributions receivable from Fidelity Central Funds		21,058
Receivable for daily variation margin on centrally cleared OTC swaps		54
Other receivables		42
Total assets		18,918,580
Liabilities
Payable for investments purchased
Regular delivery	$105,262
Delayed delivery	754,993
TBA sale commitments, at value	874,405
Payable for fund shares redeemed	18,314
Distributions payable	4,610
Accrued management fee	7,769
Distribution and service plan fees payable	1,184
Payable for daily variation margin on futures contracts	71
Written options, at value (premium receivable $3,034)	3,144
Other affiliated payables	1,983
Other payables and accrued expenses	213
Collateral on securities loaned	199,314
Total liabilities		1,971,262
Net Assets		$16,947,318
Net Assets consist of:
Paid in capital		$16,368,411
Total distributable earnings (loss)		578,907
Net Assets		$16,947,318
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,898,880 ÷ 154,331 shares)(a)		$12.30
Maximum offering price per share (100/96.00 of $12.30)		$12.81
Class M:
Net Asset Value and redemption price per share ($800,722 ÷ 65,112 shares)(a)		$12.30
Maximum offering price per share (100/96.00 of $12.30)		$12.81
Class C:
Net Asset Value and offering price per share ($748,599 ÷ 61,002 shares)(a)		$12.27
Fidelity Strategic Income Fund:
Net Asset Value, offering price and redemption price per share ($8,175,206 ÷ 655,470 shares)		$12.47
Class I:
Net Asset Value, offering price and redemption price per share ($4,923,331 ÷ 394,703 shares)		$12.47
Class Z:
Net Asset Value, offering price and redemption price per share ($400,580 ÷ 32,101 shares)		$12.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$28,283
Interest (including $179 from security lending)		261,164
Income from Fidelity Central Funds (including $12 from security lending)		86,302
Total income		375,749
Expenses
Management fee	$46,142
Transfer agent fees	10,879
Distribution and service plan fees	7,592
Accounting and security lending fees	923
Custodian fees and expenses	168
Independent trustees' fees and expenses	30
Registration fees	264
Audit	66
Legal	93
Miscellaneous	72
Total expenses before reductions	66,229
Expense reductions	(101)
Total expenses after reductions		66,128
Net investment income (loss)		309,621
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,330)
Fidelity Central Funds	(5,784)
Foreign currency transactions	860
Futures contracts	44,592
Swaps	368
Written options	4
Total net realized gain (loss)		22,710
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	917,096
Fidelity Central Funds	87,247
Assets and liabilities in foreign currencies	169
Futures contracts	(13,057)
Swaps	(1,287)
Written options	(110)
Delayed delivery commitments	(6,285)
Total change in net unrealized appreciation (depreciation)		983,773
Net gain (loss)		1,006,483
Net increase (decrease) in net assets resulting from operations		$1,316,104

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$309,621	$532,413
Net realized gain (loss)	22,710	(69,703)
Change in net unrealized appreciation (depreciation)	983,773	(899,334)
Net increase (decrease) in net assets resulting from operations	1,316,104	(436,624)
Distributions to shareholders	(260,989)	(525,355)
Share transactions - net increase (decrease)	(293,617)	8,040,478
Total increase (decrease) in net assets	742,706	7,078,499
Net Assets
Beginning of period	16,204,612	9,126,113
End of period	$16,947,318	$16,204,612

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Strategic Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.56	$12.32	$11.88	$11.32	$11.92	$12.10
Income from Investment Operations
Net investment income (loss)A	.212	.424	.399	.428	.420	.422
Net realized and unrealized gain (loss)	.705	(.780)	.526	.516	(.629)	.005
Total from investment operations	.917	(.356)	.925	.944	(.209)	.427
Distributions from net investment income	(.177)	(.392)	(.382)	(.384)	(.307)	(.419)
Distributions from net realized gain	–	(.012)	(.103)	–	(.007)	(.188)
Tax return of capital	–	–	–	–	(.077)	–
Total distributions	(.177)	(.404)	(.485)	(.384)	(.391)	(.607)
Net asset value, end of period	$12.30	$11.56	$12.32	$11.88	$11.32	$11.92
Total ReturnB,C,D	7.97%	(2.95)%	7.87%	8.42%	(1.84)%	3.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.99%G	.98%	1.00%	1.01%	1.00%	.99%
Expenses net of fee waivers, if any	.99%G	.98%	.99%	1.01%	1.00%	.99%
Expenses net of all reductions	.99%G	.98%	.99%	1.01%	1.00%	.99%
Net investment income (loss)	3.56%G	3.52%	3.24%	3.64%	3.55%	3.42%
Supplemental Data
Net assets, end of period (in millions)	$1,899	$1,631	$1,921	$3,098	$3,274	$3,794
Portfolio turnover rateH	141%G,I	113%J	123%	76%	88%	121%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.55	$12.31	$11.88	$11.31	$11.92	$12.10
Income from Investment Operations
Net investment income (loss)A	.213	.424	.398	.428	.420	.422
Net realized and unrealized gain (loss)	.714	(.779)	.517	.526	(.639)	.006
Total from investment operations	.927	(.355)	.915	.954	(.219)	.428
Distributions from net investment income	(.177)	(.393)	(.382)	(.384)	(.307)	(.420)
Distributions from net realized gain	–	(.012)	(.103)	–	(.007)	(.188)
Tax return of capital	–	–	–	–	(.077)	–
Total distributions	(.177)	(.405)	(.485)	(.384)	(.391)	(.608)
Net asset value, end of period	$12.30	$11.55	$12.31	$11.88	$11.31	$11.92
Total ReturnB,C,D	8.07%	(2.95)%	7.78%	8.52%	(1.93)%	3.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.98%G	.98%	.99%	1.01%	1.00%	.99%
Expenses net of fee waivers, if any	.98%G	.97%	.99%	1.00%	1.00%	.99%
Expenses net of all reductions	.98%G	.97%	.99%	1.00%	1.00%	.99%
Net investment income (loss)	3.57%G	3.52%	3.24%	3.64%	3.55%	3.42%
Supplemental Data
Net assets, end of period (in millions)	$801	$755	$864	$967	$1,008	$1,179
Portfolio turnover rateH	141%G,I	113%J	123%	76%	88%	121%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.53	$12.28	$11.85	$11.29	$11.89	$12.07
Income from Investment Operations
Net investment income (loss)A	.168	.334	.305	.339	.331	.329
Net realized and unrealized gain (loss)	.704	(.770)	.518	.516	(.629)	.007
Total from investment operations	.872	(.436)	.823	.855	(.298)	.336
Distributions from net investment income	(.132)	(.302)	(.290)	(.295)	(.240)	(.328)
Distributions from net realized gain	–	(.012)	(.103)	–	(.007)	(.188)
Tax return of capital	–	–	–	–	(.059)	–
Total distributions	(.132)	(.314)	(.393)	(.295)	(.302)	(.516)
Net asset value, end of period	$12.27	$11.53	$12.28	$11.85	$11.29	$11.89
Total ReturnB,C,D	7.59%	(3.60)%	7.00%	7.63%	(2.59)%	2.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.74%G	1.72%	1.74%	1.75%	1.75%	1.73%
Expenses net of fee waivers, if any	1.74%G	1.72%	1.74%	1.75%	1.75%	1.73%
Expenses net of all reductions	1.74%G	1.72%	1.74%	1.75%	1.75%	1.73%
Net investment income (loss)	2.81%G	2.78%	2.50%	2.90%	2.80%	2.67%
Supplemental Data
Net assets, end of period (in millions)	$749	$1,006	$1,302	$1,376	$1,429	$1,664
Portfolio turnover rateH	141%G,I	113%J	123%	76%	88%	121%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$12.38
Income from Investment Operations
Net investment income (loss)B	.233	.314
Net realized and unrealized gain (loss)	.715	(.657)
Total from investment operations	.948	(.343)
Distributions from net investment income	(.198)	(.317)
Distributions from net realized gain	–	–
Total distributions	(.198)	(.317)
Net asset value, end of period	$12.47	$11.72
Total ReturnC,D	8.13%	(2.78)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G	.69%G
Expenses net of fee waivers, if any	.69%G	.68%G
Expenses net of all reductions	.69%G	.68%G
Net investment income (loss)	3.86%G	3.64%G
Supplemental Data
Net assets, end of period (in millions)	$8,175	$7,817
Portfolio turnover rateH	141%G,I	113%J

 A For the period April 13, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$12.49	$12.05	$11.47	$12.09	$12.26
Income from Investment Operations
Net investment income (loss)A	.231	.458	.432	.463	.452	.455
Net realized and unrealized gain (loss)	.714	(.789)	.528	.535	(.650)	.012
Total from investment operations	.945	(.331)	.960	.998	(.198)	.467
Distributions from net investment income	(.195)	(.427)	(.417)	(.418)	(.332)	(.449)
Distributions from net realized gain	–	(.012)	(.103)	–	(.007)	(.188)
Tax return of capital	–	–	–	–	(.083)	–
Total distributions	(.195)	(.439)	(.520)	(.418)	(.422)	(.637)
Net asset value, end of period	$12.47	$11.72	$12.49	$12.05	$11.47	$12.09
Total ReturnB,C	8.11%	(2.71)%	8.06%	8.80%	(1.73)%	3.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.73%F	.73%	.75%	.76%	.78%	.76%
Expenses net of fee waivers, if any	.73%F	.73%	.74%	.76%	.78%	.76%
Expenses net of all reductions	.73%F	.73%	.74%	.76%	.78%	.76%
Net investment income (loss)	3.82%F	3.76%	3.49%	3.89%	3.77%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$4,923	$4,831	$5,039	$2,827	$2,640	$2,682
Portfolio turnover rateG	141%F,H	113%I	123%	76%	88%	121%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$12.17
Income from Investment Operations
Net investment income (loss)B	.236	.119
Net realized and unrealized gain (loss)	.725	(.437)
Total from investment operations	.961	(.318)
Distributions from net investment income	(.201)	(.132)
Distributions from net realized gain	–	–
Total distributions	(.201)	(.132)
Net asset value, end of period	$12.48	$11.72
Total ReturnC,D	8.25%	(2.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G	.62%G
Expenses net of fee waivers, if any	.63%G	.62%G
Expenses net of all reductions	.63%G	.62%G
Net investment income (loss)	3.92%G	3.95%G
Supplemental Data
Net assets, end of period (in millions)	$401	$166
Portfolio turnover rateH	141%G,I	113%J

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Strategic Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, futures contracts, swaps, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts, wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$795,777
Gross unrealized depreciation	(258,579)
Net unrealized appreciation (depreciation)	$537,198
Tax cost	$17,333,332

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(10,495)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$44,592	$(13,057)
Purchased Options	6	2,885
Written Options	4	(110)
Swaps	368	(1,287)
Totals	$43,970	$(11,569)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $4,825,072 and $4,835,305, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$2,231	$52
Class M	-%	.25%	981	17
Class C	.75%	.25%	4,380	326
			$7,592	$395

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$93
Class M	14
Class C(a)	25
$132

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,412.16
Class M	595.15
Class C	667.15
Fidelity Strategic Income Fund	4,488.11
Class I	3,641.15
Class Z	76.05
	$10,879

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $189.

Affiliated Exchange In-Kind. During the period, the Fund completed an exchange in-kind with Fidelity Emerging Markets Debt Central Fund (the Central Fund). The Fund delivered investments, including accrued interest, valued at $2,529,799 (which included $23,637 of unrealized depreciation), in exchange for 268,001 shares of the Central Fund. The Fund did not recognize gain or loss for book or federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period is presented in the Statement of Operations as a component of interest income. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $30 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$–(a)
Class C	5
Class Z	–(a)
$5

 (a) In the amount of less than five hundred dollars.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $42 and a portion of class-level operating expenses as follows:

Amount
Class A	$2
Class M	1
Class C	1
Fidelity Strategic Income Fund	8
Class I	5
$16

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018(a)
Distributions to shareholders
Class A	$26,162	$60,174
Class M	11,587	27,451
Class C	9,914	30,587
Fidelity Strategic Income Fund	130,327	217,922
Class I	78,146	188,008
Class Z	4,853	1,213
Total	$260,989	$525,355

 (a) Distributions for Fidelity Strategic Income Fund are for the period April 13, 2018 (commencement of sale of shares) to December 31, 2018. Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018(a)	Six months ended June 30, 2019	Year ended December 31, 2018(a)
Class A
Shares sold	28,895	20,485	$347,624	$247,229
Reinvestment of distributions	2,077	4,818	25,061	57,680
Shares redeemed	(17,719)	(40,154)	(213,209)	(483,015)
Net increase (decrease)	13,253	(14,851)	$159,476	$(178,106)
Class M
Shares sold	5,085	8,367	$61,034	$100,834
Reinvestment of distributions	938	2,238	11,310	26,771
Shares redeemed	(6,251)	(15,457)	(75,056)	(185,766)
Net increase (decrease)	(228)	(4,852)	$(2,712)	$(58,161)
Class C
Shares sold	3,979	9,451	$47,742	$114,292
Reinvestment of distributions	772	2,427	9,272	28,975
Shares redeemed	(31,047)	(30,574)	(372,328)	(366,646)
Net increase (decrease)	(26,296)	(18,696)	$(315,314)	$(223,379)
Fidelity Strategic Income Fund
Shares sold	51,780	120,847	$630,578	$1,465,475
Issued in exchange for the shares of Fidelity Strategic Income Fund	–	699,236	–	8,586,618
Reinvestment of distributions	8,518	17,984	104,168	217,097
Shares redeemed	(72,046)	(170,849)	(876,052)	(2,060,934)
Net increase (decrease)	(11,748)	667,218	$(141,306)	$8,208,256
Class I
Shares sold	65,507	142,304	$797,730	$1,738,031
Reinvestment of distributions	5,943	14,287	72,667	173,297
Shares redeemed	(89,025)	(147,928)	(1,082,474)	(1,787,845)
Net increase (decrease)	(17,575)	8,663	$(212,077)	$123,483
Class Z
Shares sold	20,418	14,833	$248,201	$176,701
Reinvestment of distributions	314	85	3,855	1,001
Shares redeemed	(2,759)	(790)	(33,740)	(9,317)
Net increase (decrease)	17,973	14,128	$218,316	$168,385

 (a) Share transactions for Fidelity Strategic Income Fund are for the period April 13, 2018 (commencement of sale of shares) to December 31, 2018. Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Prior Fiscal Year Merger Information.

On April 27, 2018, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Strategic Income Fund ("Target Fund") pursuant to Agreements and Plans of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. In addition, the Board approved the creation of an additional class of shares that commenced sale of shares on April 13, 2018. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $8,586,618, including securities and derivatives of $8,042,146 and unrealized appreciation of $83,150, were combined with the Fund's net assets of $9,167,312 for total net assets after the acquisition of $17,753,930.

Pro forma results of operations of the combined entity for the entire period ended December 31, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$637,988
Total net realized gain (loss)	(19,160)
Total change in net unrealized appreciation (depreciation)	(1,119,312)
Net increase (decrease) in net assets resulting from operations	$(500,484)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that has been included in the Fund's accompanying Statement of Operations since April 27, 2018.

15. Litigation.

The Fund, the Target Fund and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs sought an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contended that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In May 2019, the parties reached a settlement that has been approved by the Bankruptcy Court. Under the terms of the settlement, the Fund will not be required to return any of the proceeds received in 2009, and will be entitled to recover a portion of the legal costs incurred in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Class A	.99%
Actual		$1,000.00	$1,079.70	$5.10
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class M	.98%
Actual		$1,000.00	$1,080.70	$5.06
Hypothetical-C		$1,000.00	$1,019.93	$4.91
Class C	1.74%
Actual		$1,000.00	$1,075.90	$8.96
Hypothetical-C		$1,000.00	$1,016.17	$8.70
Fidelity Strategic Income Fund	.69%
Actual		$1,000.00	$1,081.30	$3.56
Hypothetical-C		$1,000.00	$1,021.37	$3.46
Class I	.73%
Actual		$1,000.00	$1,081.10	$3.77
Hypothetical-C		$1,000.00	$1,021.17	$3.66
Class Z	.63%
Actual		$1,000.00	$1,082.50	$3.25
Hypothetical-C		$1,000.00	$1,021.67	$3.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

The following are the financial statements for the Fidelity® Emerging Markets Debt Central Fund as of June 30, 2019 which is a direct investment of Fidelity® Strategic Income Fund.

Fidelity® Emerging Markets Debt Central Fund

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2019

(excluding cash equivalents)	% of fund's net assets
Argentina	11.0
United States of America	8.2
Mexico	7.4
Turkey	6.4
Ukraine	4.8

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of June 30, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	6.0
Ukraine Government	4.8
Argentine Republic	4.6
Turkish Republic	4.1
Arab Republic of Egypt	3.4
22.9

Asset Allocation (% of fund's net assets)

As of June 30, 2019
Corporate Bonds	36.5%
Government Obligations	49.7%
Supranational Obligations	0.3%
Preferred Securities	3.1%
Short-Term Investments and Net Other Assets (Liabilities)	10.4%

Fidelity® Emerging Markets Debt Central Fund

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.5%
		Principal Amount(a)	Value
Argentina - 2.9%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$14,187,344	$13,850,394
Banco Hipotecario SA 9.75% 11/30/20 (b)		6,945,000	6,563,459
Banco Macro SA 6.75% 11/4/26 (b)(c)		14,410,000	12,352,072
Cablevision SA 6.5% 6/15/21 (b)		2,466,000	2,431,938
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		65,000	66,016
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		2,060,000	1,977,600
Pampa Holding SA 7.5% 1/24/27 (b)		2,185,000	2,027,680
Pan American Energy LLC 7.875% 5/7/21 (b)		1,307,333	1,354,316
Petrobras Energia SA 7.375% 7/21/23 (b)		3,450,000	3,329,250
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		5,810,000	5,619,359
YPF SA:
8.5% 3/23/21 (b)		5,477,000	5,569,424
8.5% 6/27/29 (b)		2,750,000	2,705,175
8.75% 4/4/24 (b)		22,575,000	22,801,032

TOTAL ARGENTINA			80,647,715

Austria - 0.4%
ESAL GmbH 6.25% 2/5/23 (b)		4,648,000	4,741,006
JBS Investments II GmbH 7% 1/15/26 (b)		5,370,000	5,815,710

TOTAL AUSTRIA			10,556,716

Azerbaijan - 0.3%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		6,275,000	7,279,000
Bahrain - 0.3%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		5,015,000	5,273,586
7.625% 11/7/24 (b)		2,350,000	2,542,987

TOTAL BAHRAIN			7,816,573

Belarus - 0.0%
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		1,300,000	1,359,800
Bermuda - 0.3%
Digicel Group Ltd. 6.75% 3/1/23 (b)		4,120,000	2,332,950
Qtel International Finance Ltd. 3.25% 2/21/23 (b)		5,520,000	5,582,100

TOTAL BERMUDA			7,915,050

Brazil - 0.4%
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		5,045,000	5,153,783
4.875% 4/11/22 (b)		3,540,000	3,646,200
5.125% 3/31/27 (b)		2,505,000	2,520,681

TOTAL BRAZIL			11,320,664

British Virgin Islands - 1.0%
1MDB Global Investments Ltd. 4.4% 3/9/23		26,000,000	24,643,125
Central American Bottling Corp. 5.75% 1/31/27 (b)		1,295,000	1,337,088
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		2,637,000	2,683,148

TOTAL BRITISH VIRGIN ISLANDS			28,663,361

Canada - 0.7%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		15,370,000	14,966,538
Frontera Energy Corp. 9.7% 6/25/23 (b)		5,035,000	5,354,408

TOTAL CANADA			20,320,946

Cayman Islands - 1.7%
Banco BTG Pactual SA 7.75% 2/15/29 (b)(c)		2,625,000	2,739,844
Banco Do Brasil SA:
4.625% 1/15/25 (b)		2,150,000	2,233,313
4.875% 4/19/23 (b)		1,290,000	1,356,435
Braskem Finance Ltd. 5.375% 5/2/22 (b)		3,760,000	3,937,707
Cementos Progreso Trust 7.125% 11/6/23 (b)		4,610,000	4,777,113
Comcel Trust 6.875% 2/6/24 (b)		10,200,000	10,534,688
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (b)		2,615,000	2,435,219
Itau Unibanco Holding SA 5.125% 5/13/23 (Reg. S)		6,095,000	6,390,379
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(d)		11,075,000	685,266
7.125% 6/26/42 (b)(d)		14,263,000	891,438
Sable International Finance Ltd. 6.875% 8/1/22 (b)		669,000	694,088
Shimao Property Holdings Ltd. 4.75% 7/3/22		6,420,000	6,462,131
Sparc Em Spc 0% 12/5/22 (b)		913,954	864,839
Vale Overseas Ltd. 4.375% 1/11/22		1,810,000	1,865,997

TOTAL CAYMAN ISLANDS			45,868,457

Colombia - 0.2%
Banco de Bogota SA 6.25% 5/12/26 (b)		3,475,000	3,831,188
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		2,379,000	2,416,588

TOTAL COLOMBIA			6,247,776

Curacao - 0.5%
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		3,125,000	2,843,375
3.65% 11/10/21		1,950,000	1,876,875
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		8,710,000	8,409,505

TOTAL CURACAO			13,129,755

Dominican Republic - 0.1%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		2,475,000	2,550,797
Georgia - 0.7%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		6,183,000	6,399,391
JSC BGEO Group 6% 7/26/23 (b)		9,505,000	9,528,763
JSC Georgian Railway 7.75% 7/11/22 (b)		1,290,000	1,399,650
TBC Bank JSC 5.75% 6/19/24 (b)		2,825,000	2,786,156

TOTAL GEORGIA			20,113,960

Indonesia - 0.7%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)		1,970,000	2,032,035
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		12,015,000	12,405,488
PT Pertamina Persero:
6.5% 5/27/41 (b)		2,755,000	3,321,497
6.5% 11/7/48 (b)		2,380,000	2,928,144

TOTAL INDONESIA			20,687,164

Ireland - 0.9%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		7,500,000	7,886,719
Borets Finance DAC 6.5% 4/7/22 (b)		7,755,000	7,779,234
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,330,000	1,373,358
CBOM Finance PLC 5.55% 2/14/23 (b)		4,490,000	4,445,818
MTS International Funding Ltd. 5% 5/30/23 (b)		2,855,000	2,950,464

TOTAL IRELAND			24,435,593

Israel - 0.1%
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		2,450,000	3,135,584
Kazakhstan - 0.1%
BTA Bank JSC 5.5% 12/21/22 (b)		1,934,129	1,943,800
Korea (South) - 0.3%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	284,300,000	4,060,684
POSCO 4% 8/1/23 (b)		3,155,000	3,299,313

TOTAL KOREA (SOUTH)			7,359,997

Luxembourg - 1.5%
CSN Resources SA:
6.5% 7/21/20 (b)		2,068,000	2,106,563
7.625% 2/13/23 (b)		11,540,000	12,174,700
7.625% 4/17/26 (b)		1,375,000	1,457,789
Millicom International Cellular SA:
6% 3/15/25 (b)		4,210,000	4,373,138
6.625% 10/15/26 (Reg. S)		1,475,000	1,607,114
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		7,773,000	8,427,875
Rede D Oregon Finance Sarl 4.95% 1/17/28 (b)		1,390,000	1,376,969
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		8,260,000	8,900,150

TOTAL LUXEMBOURG			40,424,298

Mauritius - 0.4%
HTA Group Ltd. 9.125% 3/8/22 (b)		6,265,000	6,564,545
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		1,400,000	1,445,500
6.5% 10/13/26 (b)		2,670,000	2,890,275

TOTAL MAURITIUS			10,900,320

Mexico - 6.2%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	224,420,000	10,946,961
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		3,725,000	3,798,336
BBVA Bancomer SA 7.25% 4/22/20 (b)		2,600,000	2,675,400
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		2,630,000	2,879,850
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		3,525,000	3,886,313
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		3,680,000	3,540,850
Metalsa SA de CV 4.9% 4/24/23 (b)		12,102,000	12,083,091
Pemex Project Funding Master Trust:
6.625% 6/15/35		21,550,000	19,852,938
6.625% 6/15/38		25,000	22,125
8.625% 12/1/23 (c)		930,000	1,008,129
Petroleos Mexicanos:
3.5% 1/30/23		6,855,000	6,505,052
4.625% 9/21/23		270,000	265,278
4.875% 1/24/22		10,880,000	10,852,800
4.875% 1/18/24		13,815,000	13,503,472
6.5% 6/2/41		36,630,000	32,490,810
6.75% 9/21/47		24,142,000	21,415,463
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		25,390,000	25,064,691

TOTAL MEXICO			170,791,559

Mongolia - 0.4%
Development Bank of Mongolia 7.25% 10/23/23 (b)		2,430,000	2,530,997
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		7,403,000	7,703,747

TOTAL MONGOLIA			10,234,744

Morocco - 0.1%
OCP SA 5.625% 4/25/24 (b)		2,410,000	2,597,754
Netherlands - 4.4%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		9,030,000	7,901,250
GTH Finance BV 7.25% 4/26/23 (b)		10,450,000	11,426,030
KazMunaiGaz Finance Sub BV:
4.75% 4/24/25 (b)		2,570,000	2,730,625
6.375% 10/24/48 (b)		200,000	238,081
Metinvest BV 7.75% 4/23/23 (b)		16,120,000	16,635,840
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		28,715,000	18,987,507
Petrobras Global Finance BV:
5.999% 1/27/28		3,737,000	3,973,365
8.75% 5/23/26		33,590,000	41,487,009
SABIC Capital II BV 4% 10/10/23 (b)		3,785,000	3,919,368
VTR Finance BV 6.875% 1/15/24 (b)		13,445,000	13,936,583

TOTAL NETHERLANDS			121,235,658

Nigeria - 0.9%
Fidelity Bank PLC 10.5% 10/16/22 (b)		5,855,000	6,323,400
Zenith Bank PLC 7.375% 5/30/22 (b)		17,025,000	18,067,781

TOTAL NIGERIA			24,391,181

Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		2,585,000	2,690,823
Peru - 0.5%
Alicorp SA 6.875% 4/17/27 (b)	PEN	15,190,000	4,891,496
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	27,530,000	8,883,207

TOTAL PERU			13,774,703

Saudi Arabia - 0.7%
Saudi Arabian Oil Co.:
2.875% 4/16/24 (b)		2,690,000	2,708,938
3.5% 4/16/29 (b)		6,295,000	6,365,819
4.25% 4/16/39 (b)		2,850,000	2,880,210
4.375% 4/16/49 (b)		6,450,000	6,526,497

TOTAL SAUDI ARABIA			18,481,464

Singapore - 0.9%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		12,830,000	13,387,303
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		2,640,000	2,653,200
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (b)		2,455,000	2,644,495
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		5,650,000	5,734,750

TOTAL SINGAPORE			24,419,748

South Africa - 0.7%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		7,200,000	7,272,000
5.75% 1/26/21 (Reg. S)		7,270,000	7,342,700
6.75% 8/6/23 (b)		4,400,000	4,614,500

TOTAL SOUTH AFRICA			19,229,200

Togo - 0.2%
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		5,120,000	5,622,400
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		5,675,000	5,270,656
Turkey - 2.1%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		5,465,000	4,846,772
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		10,940,000	10,584,450
T.C. Ziraat Bankasi A/S:
4.25% 7/3/19 (b)		4,335,000	4,340,419
4.75% 4/29/21 (b)		2,890,000	2,785,238
Turk Sise ve Cam Fabrikalari A/S:
4.25% 5/9/20 (b)		205,000	205,096
6.95% 3/14/26 (b)		2,595,000	2,604,731
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		2,600,000	2,615,090
Turkiye Garanti Bankasi A/S:
4.75% 10/17/19(b)		2,270,000	2,267,164
6.125% 5/24/27 (b)(c)		5,905,000	4,982,935
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		3,815,000	3,652,863
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		17,010,000	15,672,165
6.875% 2/3/25 (Reg. S) (c)		4,895,000	4,356,550

TOTAL TURKEY			58,913,473

United Arab Emirates - 0.3%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		5,500,000	5,438,125
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		3,445,000	3,521,436

TOTAL UNITED ARAB EMIRATES			8,959,561

United Kingdom - 2.9%
Biz Finance PLC 9.625% 4/27/22 (b)		6,111,500	6,378,827
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		25,275,000	25,756,805
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		3,066,000	3,198,221
Polyus Finance PLC 5.25% 2/7/23 (b)		6,380,000	6,650,767
Tullow Oil PLC:
6.25% 4/15/22 (b)		2,455,000	2,473,413
7% 3/1/25 (b)		3,280,000	3,333,300
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		7,195,300	7,339,206
Vedanta Resources Finance II PLC 9.25% 4/23/26 (b)		3,655,000	3,694,766
Vedanta Resources PLC:
6.375% 7/30/22 (b)		13,445,000	13,289,542
8.25% 6/7/21 (b)		7,710,000	8,047,313

TOTAL UNITED KINGDOM			80,162,160

United States of America - 2.2%
Azul Investments LLP 5.875% 10/26/24 (b)		4,345,000	4,267,605
CEMEX Finance LLC 6% 4/1/24 (b)		2,300,000	2,369,000
Citgo Holding, Inc. 10.75% 2/15/20 (b)		15,615,000	16,161,525
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		12,730,000	12,825,475
Sasol Financing U.S.A. LLC 5.875% 3/27/24		2,440,000	2,632,913
Stillwater Mining Co. 6.125% 6/27/22 (b)		17,490,000	17,634,293
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		3,685,000	3,652,756

TOTAL UNITED STATES OF AMERICA			59,543,567

Venezuela - 0.2%
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		5,000,000	750,000
5.5% 4/12/37 (d)		330,000	49,500
6% 5/16/24 (b)(d)		9,685,000	1,452,750
6% 11/15/26 (b)(d)		12,130,000	1,819,500
9.75% 5/17/35 (b)(d)		1,315,000	197,250
12.75% 2/17/22 (b)(d)		1,310,000	196,500

TOTAL VENEZUELA			4,465,500

TOTAL NONCONVERTIBLE BONDS
(Cost $1,013,137,302)			1,003,461,477

Government Obligations - 49.7%
Angola - 0.0%
Angola Republic 9.5% 11/12/25 (b)		1,250,000	1,431,250
Argentina - 8.1%
Argentine Republic:
5.625% 1/26/22		28,435,000	23,956,488
6.875% 4/22/21		52,310,000	45,902,025
7.5% 4/22/26		62,050,000	51,966,875
8.75% 5/7/24		2,341,854	1,641,427
Buenos Aires Province:
9.95% 6/9/21 (b)		8,430,000	7,565,925
10.875% 1/26/21 (b)		9,533,333	9,044,750
10.875% 1/26/21 (Reg. S)		26,464,000	25,107,720
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		1,299,000	1,209,694
8.95% 2/19/21 (b)		5,597,850	5,555,866
Mendoza Province 8.375% 5/19/24 (b)		350,000	292,906
Province of Santa Fe 7% 3/23/23 (b)		16,265,000	13,947,238
Provincia de Cordoba:
7.125% 6/10/21 (b)		33,175,000	28,571,969
7.45% 9/1/24 (b)		9,360,000	7,300,800

TOTAL ARGENTINA			222,063,683

Azerbaijan - 0.1%
Azerbaijan Republic 4.75% 3/18/24 (b)		2,945,000	3,098,140
Bahamas (Nassau) - 0.1%
Bahamian Republic 6% 11/21/28 (b)		2,245,000	2,390,925
Barbados - 0.1%
Barbados Government:
7% 8/4/22 (b)(d)		2,755,000	1,788,684
7.25% 12/15/21 (b)(d)		440,000	285,670

TOTAL BARBADOS			2,074,354

Belarus - 0.7%
Belarus Republic:
6.875% 2/28/23 (b)		11,610,000	12,480,750
7.625% 6/29/27 (b)		5,410,000	6,167,400

TOTAL BELARUS			18,648,150

Bermuda - 0.4%
Bermuda Government:
3.717% 1/25/27 (b)		2,575,000	2,616,844
4.75% 2/15/29 (b)		6,745,000	7,444,794

TOTAL BERMUDA			10,061,638

Bolivia - 0.0%
Plurinational State of Bolivia 5.95% 8/22/23 (b)		1,175,000	1,263,492
Brazil - 1.2%
Brazilian Federative Republic:
5.625% 1/7/41		2,625,000	2,812,031
5.625% 2/21/47		3,940,000	4,205,950
8.25% 1/20/34		18,895,000	25,195,302

TOTAL BRAZIL			32,213,283

Cameroon - 0.5%
Cameroon Republic 9.5% 11/19/25 (b)		11,745,000	12,735,984
Colombia - 0.1%
Colombian Republic 10.375% 1/28/33		1,760,000	2,757,700
Costa Rica - 0.1%
Costa Rican Republic 4.25% 1/26/23 (b)		1,560,000	1,540,500
Dominican Republic - 1.1%
Dominican Republic:
5.95% 1/25/27 (b)		2,545,000	2,735,875
6% 7/19/28 (b)		3,585,000	3,866,198
6.4% 6/5/49 (b)		7,010,000	7,316,688
6.85% 1/27/45 (b)		2,530,000	2,767,188
6.875% 1/29/26 (b)		5,095,000	5,750,981
7.45% 4/30/44 (b)		7,275,000	8,429,906

TOTAL DOMINICAN REPUBLIC			30,866,836

Ecuador - 0.2%
Ecuador Republic:
8.875% 10/23/27 (b)		5,275,000	5,499,188
10.75% 1/31/29 (b)		200,000	226,063

TOTAL ECUADOR			5,725,251

Egypt - 3.4%
Arab Republic of Egypt:
yield at date of purchase 17.2005% 7/30/19	EGP	50,225,000	2,977,490
5.577% 2/21/23 (b)		2,855,000	2,901,394
5.875% 6/11/25 (b)		1,225,000	1,247,969
6.125% 1/31/22 (b)		39,750,000	41,091,563
6.2004% 3/1/24 (b)		3,195,000	3,318,806
7.5% 1/31/27 (b)		22,190,000	23,660,088
7.6003% 3/1/29 (b)		3,355,000	3,539,525
7.903% 2/21/48 (b)		4,290,000	4,332,900
8.5% 1/31/47 (b)		8,725,000	9,237,594
8.7002% 3/1/49 (b)		1,150,000	1,233,375

TOTAL EGYPT			93,540,704

El Salvador - 0.9%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		2,770,000	2,773,463
6.375% 1/18/27 (b)		5,415,000	5,420,077
7.375% 12/1/19 (b)		11,440,000	11,554,400
7.75% 1/24/23 (b)		5,085,000	5,460,019

TOTAL EL SALVADOR			25,207,959

Georgia - 0.0%
Georgia Republic 6.875% 4/12/21 (b)		1,300,000	1,371,500
Ghana - 0.3%
Ghana Republic:
7.875% 8/7/23 (b)		3,777,340	4,093,692
7.875% 8/7/23 (Reg.S)		1,260,000	1,365,525
7.875% 3/26/27 (b)		2,640,000	2,775,300
8.125% 1/18/26 (b)		1,275,000	1,373,813

TOTAL GHANA			9,608,330

Guatemala - 0.2%
Guatemalan Republic 4.9% 6/1/30 (b)		4,325,000	4,434,477
Indonesia - 1.3%
Indonesian Republic:
6.75% 1/15/44 (b)		1,950,000	2,667,844
7.75% 1/17/38 (b)		8,860,000	12,802,700
8.125% 5/15/24	IDR	95,728,000,000	7,124,968
8.5% 10/12/35 (b)		110,000	165,344
8.5% 10/12/35 (Reg. S)		8,855,000	13,310,172

TOTAL INDONESIA			36,071,028

Iraq - 1.2%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		34,705,000	34,162,734
Ivory Coast - 0.4%
Ivory Coast 5.75% 12/31/32		11,923,375	11,576,852
Kenya - 0.0%
Republic of Kenya 6.875% 6/24/24 (b)		1,375,000	1,462,656
Lebanon - 1.5%
Lebanese Republic:
5.45% 11/28/19		19,140,000	18,972,525
5.8% 4/14/20		4,925,000	4,777,250
6.15% 6/19/20		3,235,000	3,121,775
6.375% 3/9/20		14,778,000	14,468,586
8.25% 4/12/21 (Reg.S)		1,420,000	1,339,238

TOTAL LEBANON			42,679,374

Malaysia - 0.5%
Malaysian Government 3.906% 7/15/26	MYR	55,000,000	13,588,334
Mexico - 1.2%
United Mexican States:
5.75% 10/12/10		9,935,000	10,853,988
6.05% 1/11/40		10,870,000	12,967,910
6.5% 6/9/22	MXN	188,715,000	9,600,014

TOTAL MEXICO			33,421,912

Mongolia - 0.2%
Mongolian People's Republic 8.75% 3/9/24 (b)		4,360,000	4,937,700
Morocco - 0.3%
Moroccan Kingdom 4.25% 12/11/22 (b)		8,805,000	9,201,225
Netherlands - 0.0%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		547,813	550,908
Nigeria - 0.4%
Republic of Nigeria:
yield at date of purchase 13.6947% to 14.1171% 11/7/19 to 11/28/19	NGN	1,529,405,000	4,052,026
6.375% 7/12/23 (b)		2,475,000	2,621,953
6.5% 11/28/27 (b)		1,340,000	1,341,675
6.75% 1/28/21 (b)		1,125,000	1,172,813
7.625% 11/21/25 (b)		1,450,000	1,580,500

TOTAL NIGERIA			10,768,967

Oman - 0.5%
Sultanate of Oman:
3.875% 3/8/22 (b)		9,140,000	8,968,625
4.125% 1/17/23 (b)		1,450,000	1,404,688
6.75% 1/17/48 (b)		4,020,000	3,537,600

TOTAL OMAN			13,910,913

Pakistan - 0.3%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		5,385,000	5,422,022
8.25% 4/15/24 (b)		2,150,000	2,349,547

TOTAL PAKISTAN			7,771,569

Papua New Guinea - 0.1%
Papua New Guinea 8.375% 10/4/28 (b)		2,950,000	3,159,266
Paraguay - 0.1%
Republic of Paraguay 5.4% 3/30/50 (b)		2,190,000	2,440,481
Peru - 0.5%
Peruvian Republic:
4% 3/7/27 (e)		10,956,000	10,969,509
5.4% 8/12/34(Reg. S) (b)	PEN	5,620,000	1,727,085

TOTAL PERU			12,696,594

Philippines - 0.3%
Philippine Republic 4.95% 1/15/21	PHP	374,615,000	7,358,874
Qatar - 2.5%
State of Qatar:
4% 3/14/29 (b)		18,370,000	19,828,119
4.5% 4/23/28 (b)		15,285,000	17,080,988
4.817% 3/14/49 (b)		10,485,000	12,005,325
5.103% 4/23/48 (b)		10,560,000	12,582,900
9.75% 6/15/30 (b)		4,350,000	7,041,563

TOTAL QATAR			68,538,895

Romania - 0.1%
Romanian Republic 5.125% 6/15/48 (b)		2,495,000	2,794,400
Russia - 2.8%
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (b)		15,400,000	16,724,400
5.25% 6/23/47 (b)		24,200,000	26,771,250
5.625% 4/4/42 (b)		3,825,000	4,481,906
5.875% 9/16/43 (b)		1,195,000	1,450,133
7.25% 5/10/34	RUB	355,710,000	5,542,126
7.6% 7/20/22	RUB	859,870,000	13,774,101
8.15% 2/3/27	RUB	411,745,000	6,856,312
12.75% 6/24/28 (Reg. S)		790,000	1,303,500

TOTAL RUSSIA			76,903,728

Rwanda - 0.1%
Rwanda Republic 6.625% 5/2/23 (b)		2,205,000	2,331,781
Saudi Arabia - 1.0%
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		5,320,000	5,460,980
4.375% 4/16/29 (b)		9,095,000	9,845,338
4.5% 10/26/46 (b)		3,065,000	3,115,573
5.25% 1/16/50 (b)		7,465,000	8,486,772

TOTAL SAUDI ARABIA			26,908,663

Serbia - 0.1%
Republic of Serbia 7.25% 9/28/21 (b)		1,594,000	1,745,430
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		3,335,000	3,306,861
6.2% 5/11/27 (b)		1,410,000	1,337,738
6.25% 10/4/20 (b)		840,000	849,713
6.25% 7/27/21 (b)		1,630,000	1,651,394
6.85% 3/14/24 (b)		3,575,000	3,646,500
6.85% 11/3/25 (b)		200,000	200,500

TOTAL SRI LANKA			10,992,706

Turkey - 4.3%
Turkish Republic:
5.125% 3/25/22		28,430,000	28,021,319
5.625% 3/30/21		24,780,000	25,167,188
5.75% 5/11/47		1,815,000	1,526,869
6.25% 9/26/22		44,805,000	45,197,044
7.25% 12/23/23		9,535,000	9,856,806
7.375% 2/5/25		3,980,000	4,108,106
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		4,590,000	4,492,463

TOTAL TURKEY			118,369,795

Ukraine - 4.8%
Ukraine Government:
7.75% 9/1/19 (b)		11,235,000	11,308,028
7.75% 9/1/20 (b)		32,375,000	33,447,422
7.75% 9/1/21 (b)		47,872,000	50,050,176
7.75% 9/1/22 (b)		23,177,000	24,509,678
7.75% 9/1/24 (b)		3,585,000	3,744,533
7.75% 9/1/26 (b)		3,990,000	4,117,680
7.75% 9/1/27 (b)		4,285,000	4,420,245

TOTAL UKRAINE			131,597,762

United States of America - 6.0%
U.S. Treasury Bonds 3% 2/15/48		25,002,000	27,348,867
U.S. Treasury Notes:
2% 11/15/26		88,926,000	89,547,761
2.75% 8/15/21		48,600,000	49,590,984

TOTAL UNITED STATES OF AMERICA			166,487,612

Uruguay - 0.0%
Banco Central del Uruguay:
value recovery A rights 1/2/21 (f)(g)		1,000,000	10
value recovery B rights 1/2/21 (f)(g)		1,500,000	15

TOTAL URUGUAY			25

Venezuela - 0.4%
Venezuelan Republic:
oil recovery warrants 4/15/20 (f)(g)		2,504	2,504
9.25% 9/15/27 (d)		32,390,000	6,478,000
11.95% 8/5/31 (Reg. S) (d)		14,080,000	2,816,000
12.75% 8/23/22 (d)		2,705,000	541,000

TOTAL VENEZUELA			9,837,504

Vietnam - 0.9%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.5% 3/13/28 (c)(h)		1,040,000	1,035,793
5.5% 3/12/28		25,018,883	24,799,968

TOTAL VIETNAM			25,835,761

TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,344,222,477)			1,369,137,605

Supranational Obligations - 0.3%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S)	INR	423,400,000	6,028,921
International Finance Corp. 6.3% 11/25/24	INR	95,000,000	1,353,423
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $7,907,212)			7,382,344

Preferred Securities - 3.1%
Cayman Islands - 2.0%
Banco Do Brasil SA:
6.25% (b)(c)(i)		5,700,000	5,499,924
9% (b)(c)(i)		10,020,000	11,016,456
Banco Mercantil del Norte SA 7.625% (b)(c)(i)		3,905,000	4,082,737
Cosan Overseas Ltd. 8.25% (i)		21,235,000	22,209,762
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		5,655,000	6,085,896
6.125% (b)(c)(i)		5,095,000	5,204,184
Odebrecht Finance Ltd.:
7.5% (b)(d)(i)		21,825,000	1,205,831
7.5% (Reg. S) (d)(i)		500,000	27,625

TOTAL CAYMAN ISLANDS			55,332,415

Colombia - 0.2%
Colombia Telecomunicaciones SA 8.5% (b)(c)(i)		5,440,000	5,769,357
Georgia - 0.1%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(i)		1,300,000	1,379,721
Ireland - 0.8%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(i)		11,537,000	11,977,005
Tinkoff Credit Systems 9.25% (Reg. S) (c)(i)		10,439,000	10,862,669

TOTAL IRELAND			22,839,674

TOTAL PREFERRED SECURITIES
(Cost $94,882,679)			85,321,167
		Shares	Value

Money Market Funds - 9.1%
Fidelity Cash Central Fund 2.42% (j)
(Cost $251,578,947)		251,529,133	251,579,439
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $2,711,728,617)			2,716,882,032
NET OTHER ASSETS (LIABILITIES) - 1.3%			36,428,177
NET ASSETS - 100%			$2,753,310,209

Currency Abbreviations

EGP – Egyptian pound

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

MYR – Malyasian ringgit

NGN – Nigerian naira

PEN – Peruvian new sol

PHP – Philippine peso

RUB – Russian ruble

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,393,889,798 or 50.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Level 3 security

 (g) Quantity represents share amount.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,552,798
Total	$1,552,798

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,003,461,477	$--	$1,003,461,477	$--
Government Obligations	1,369,137,605	--	1,369,135,076	2,529
Supranational Obligations	7,382,344	--	7,382,344	--
Preferred Securities	85,321,167	--	85,321,167	--
Money Market Funds	251,579,439	251,579,439	--	--
Total Investments in Securities:	$2,716,882,032	$251,579,439	$2,465,300,064	$2,529

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	6.0%
AAA,AA,A	7.4%
BBB	7.9%
BB	17.6%
B	33.9%
CCC,CC,C	7.6%
D	0.1%
Not Rated	9.1%
Short-Term Investments and Net Other Assets	10.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Debt Central Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,460,149,670)	$2,465,302,593
Fidelity Central Funds (cost $251,578,947)	251,579,439
Total Investment in Securities (cost $2,711,728,617)		$2,716,882,032
Cash		1,120,813
Receivable for investments sold		11,054,913
Receivable for fund shares sold		22,822
Interest receivable		41,195,653
Distributions receivable from Fidelity Central Funds		555,150
Total assets		2,770,831,383
Liabilities
Payable for investments purchased	$17,420,865
Payable for fund shares redeemed	95,026
Other payables and accrued expenses	5,283
Total liabilities		17,521,174
Net Assets		$2,753,310,209
Net Assets consist of:
Paid in capital		$2,737,917,344
Total distributable earnings (loss)		15,392,865
Net Assets, for 286,769,512 shares outstanding		$2,753,310,209
Net Asset Value, offering price and redemption price per share ($2,753,310,209 ÷ 286,769,512 shares)		$9.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$1,837,406
Interest		37,027,274
Income from Fidelity Central Funds		1,552,798
Income before foreign taxes withheld		40,417,478
Less foreign taxes withheld		(97,674)
Total income		40,319,804
Expenses
Custodian fees and expenses	$5,189
Independent trustees' fees and expenses	1,727
Legal	209
Total expenses before reductions	7,125
Expense reductions	(2,398)
Total expenses after reductions		4,727
Net investment income (loss)		40,315,077
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,267,594
Foreign currency transactions	(29,996)
Total net realized gain (loss)		7,237,598
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	38,446,293
Assets and liabilities in foreign currencies	19,643
Total change in net unrealized appreciation (depreciation)		38,465,936
Net gain (loss)		45,703,534
Net increase (decrease) in net assets resulting from operations		$86,018,611

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,315,077	$7,730,297
Net realized gain (loss)	7,237,598	(2,696,380)
Change in net unrealized appreciation (depreciation)	38,465,936	(11,168,125)
Net increase (decrease) in net assets resulting from operations	86,018,611	(6,134,208)
Distributions to shareholders	(34,951,340)	(7,559,273)
Share transactions
Proceeds from sales of shares	2,543,858,328	10,922,043
Reinvestment of distributions	34,951,340	7,559,250
Cost of shares redeemed	(5,061,881)	(9,430,277)
Net increase (decrease) in net assets resulting from share transactions	2,573,747,787	9,051,016
Total increase (decrease) in net assets	2,624,815,058	(4,642,465)
Net Assets
Beginning of period	128,495,151	133,137,616
End of period	$2,753,310,209	$128,495,151
Other Information
Shares
Sold	269,509,869	1,127,992
Issued in reinvestment of distributions	3,687,512	796,396
Redeemed	(537,190)	(988,322)
Net increase (decrease)	272,660,191	936,066

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Debt Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.11	$10.11	$9.81	$9.04	$9.47	$9.94
Income from Investment Operations
Net investment income (loss)A	.304	.564	.686	.754	.744	.702
Net realized and unrealized gain (loss)	.464	(1.013)	.370	.707	(.526)	(.501)
Total from investment operations	.768	(.449)	1.056	1.461	.218	.201
Distributions from net investment income	(.278)	(.551)	(.730)	(.691)	(.648)	(.627)
Distributions from net realized gain	–	–	(.026)	–	–	(.044)
Total distributions	(.278)	(.551)	(.756)	(.691)	(.648)	(.671)
Net asset value, end of period	$9.60	$9.11	$10.11	$9.81	$9.04	$9.47
Total ReturnB,C	8.51%	(4.52)%	10.99%	16.50%	2.26%	1.81%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- %F,G	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	- %F,G	- %G	.01%	.01%	.01%	.01%
Net investment income (loss)	6.63%F	5.91%	6.76%	7.80%	7.89%	6.96%
Supplemental Data
Net assets, end of period (000 omitted)	$2,753,310	$128,495	$133,138	$116,523	$103,080	$104,125
Portfolio turnover rateH	100%F,I	40%	57%	48%	39%	42%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Emerging Markets Debt Central Fund (the Fund) is a non-diversified fund of Fidelity Hanover Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$110,302,094
Gross unrealized depreciation	(102,286,751)
Net unrealized appreciation (depreciation)	$8,015,343
Tax cost	$2,708,866,689

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(660,336)
Long-term	(1,874,977)
Total capital loss carryforward	$(2,535,313)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $367,029,376 and $378,062,323, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchange In-Kind. During the period, Fidelity Advisor Strategic Income Fund (the Investing Fund) completed an exchange in-kind transaction with the Fund. The Investing Fund delivered investments, including accrued interest valued at $2,529,798,896 (which included $23,637,458 of unrealized depreciation), in exchange for 268,001,366 shares of the Fund. The value of investments delivered from the Investing Fund is included in proceeds from sales of shares in the accompanying Statement of Changes in Net Assets. This transaction was treated as a tax free exchange with carry forward basis for book and tax.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,398.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Actual	.0012%	$1,000.00	$1,085.10	$.01
Hypothetical-C		$1,000.00	$1,024.79	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Debt Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMRC and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain exceptions. Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SI-SANN-0819
1.705747.121

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 26, 2019